UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

January 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 0.5%

$5,550	Butler Industrial Development Board, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	BB+	$5,628,033
	Arizona - 2.6%

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 2002A:
150	5.375%, 2/15/18	2/12 at 101.00	Ba2	144,221
1,430	6.250%, 2/15/21	2/12 at 101.00	Ba2	1,470,841
1,000	6.000%, 2/15/32	2/12 at 101.00	Ba2	1,012,680

3,000	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates - Terraces Project, Series 2003A, 7.750%, 11/15/33	11/13 at 101.00	N/R	3,077,490

650	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)	10/06 at 102.00	B-	663,559

280	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)	5/05 at 100.00	B-	278,060

989	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R	1,097,177

2,150	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/06 at 102.00	N/R	2,184,422

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	BBB	6,755,414

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
350	6.375%, 11/01/13	11/11 at 103.00	N/R	353,927
790	7.250%, 11/01/23	11/11 at 103.00	N/R	801,732
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R	1,735,034

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB-	552,987

1,640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage Elementary School, Series 2004, 7.500%, 7/01/34	7/14 at 100.00	N/R	1,676,900

4,700	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe Educational Services Charter School, Series 2004, 7.500%, 7/01/34	7/14 at 100.00	N/R	4,759,596

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BBB-	1,625,800

1,035	6.125%, 9/01/34	9/14 at 100.00	BBB-	1,040,517

1,600	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital Project, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	1,233,888
	Arkansas - 0.1%

1,295	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation Project, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	10/07 at 102.00	Ba3	1,297,525
	California - 13.8%

1,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/07 at 102.00	BB+	1,205,088

11,250	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09	No Opt. Call	N/R	11,364,075

3,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2003A, 7.000%, 9/01/33	9/13 at 102.00	N/R	3,209,280

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,471,703
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,894,594

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29 (WI, settling 2/10/05)	9/14 at 102.00	N/R	855,684
1,030	5.500%, 9/01/35 (WI, settling 2/10/05)	9/15 at 102.00	N/R	1,026,168

1,500	Benicia, California, Assessment District Limited Obligation Improvement Bonds, Bond Act of 1915, Series 2004B, 5.900%, 9/02/30	3/05 at 102.00	N/R	1,507,125

1,800	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	5/05 at 100.00	BB+	1,775,124

7,800	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	No Opt. Call	BB-	7,879,560

2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	BB-	1,907,640

1,057	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of Riverside, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#	7/07 at 102.00	N/R	137,437

3,800	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (DD1, settling 2/07/05) (Mandatory put 12/01/17)	No Opt. Call	BBB+	4,046,658

5,600	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344, 12.222%, 5/01/13 (IF)	5/12 at 101.00	AAA	8,076,656

8,085	California Department of Water Resources, Electric Power Supply Revenue Bonds, DRIVERS, Series 395, 12.433%, 5/01/10 - AMBAC Insured (IF)	No Opt. Call	AAA	11,252,137

1,025	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	1,043,009

665	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	666,496

3,335	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	3,402,034

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,485,750

4,000	California Statewide Community Development Authority, Senior Lien Revenue Bonds, East Valley Tourist Authority, Series 2003B, 9.250%, 10/01/20	10/15 at 103.00	N/R	4,396,320

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,993,006

2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2, Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	2,071,040

1,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 04-1, Rancho Madrina, Series 2005, 5.250%, 9/01/34 (WI, settling 2/10/05)	9/15 at 100.00	N/R	1,001,970

	Chino, California, Community Facilities District 03-3, Area 1, Special Tax Bonds, Series 2004:
1,300	5.700%, 9/01/29	9/12 at 102.00	N/R	1,309,945
1,355	5.750%, 9/01/34	9/12 at 102.00	N/R	1,367,344

	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 3-1, Series 2004:
1,000	5.375%, 9/01/25	9/14 at 100.00	N/R	1,017,180
1,000	5.375%, 9/01/33	9/14 at 100.00	N/R	1,003,670

1,750	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Series 2004, 5.700%, 9/01/34	3/05 at 103.00	N/R	1,765,978

3,500	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	3,582,985

1,500	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.200%, 9/01/32	9/12 at 100.00	N/R	1,560,450

1,590	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42	6/13 at 100.00	BBB	1,779,560

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42	6/13 at 100.00	BBB	1,112,760

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-5, 7.875%, 6/01/42	6/13 at 100.00	BBB	2,235,220

6,015	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39	6/13 at 100.00	BBB	6,121,826

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	512,715
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,023,880

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
1,020	6.000%, 5/15/34	5/14 at 100.00	N/R	1,044,317
790	6.125%, 5/15/38	5/14 at 100.00	N/R	813,013
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,621,575

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	1,031,484

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	1,018,830

2,500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,596,725

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,216,392

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,128,900

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	4,169,961

300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B-	297,906

4,090	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B-	4,061,452

1,415	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	1,480,996

1,555	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2000-1, Series 2004B, 5.300%, 9/01/34	9/11 at 100.00	N/R	1,537,740

2,500	Norco, California, Special Tax Bonds, Community Facilities District 01-1, Series 2002, 7.000%, 9/01/33	9/12 at 102.00	N/R	2,625,200

2,000	Oceanside, California, Special Tax Revenue Bonds, Ocean Ranch Corporate Center Community Facilities District 00-1 Series 2004, 5.875%, 9/01/34	9/14 at 100.00	N/R	2,043,980

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	515,265
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,672,141
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,030,720

4,000	Orange County, California, Special Tax Bonds, Community Facilities District 04-1 of Ladera Ranch, Series 2005A, 5.200%, 8/15/34 (WI, settling 2/01/05)	8/12 at 101.00	N/R	4,017,160

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Series 2004:
650	5.375%, 9/01/34	9/11 at 102.00	N/R	652,184
875	5.375%, 9/01/34	9/11 at 102.00	N/R	877,940

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,182,621
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,720,518

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	4,002,297

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	7,602,150

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	995,250
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	3,779,858
	Colorado - 9.8%

3,060	BNC Metropolitan District No. 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R	3,120,343

2,960	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R	3,041,311

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	953,046

2,000	Briargate Center Business Improvement District, Colorado, Special Assessment District 02-1 Revenue Bonds, Series 2002B, 7.400%, 12/01/27	No Opt. Call	N/R	2,023,940

4,530	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	4,667,350

2,750	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32	12/12 at 100.00	N/R	2,811,820

6,750	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	6,784,290

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
510	6.125%, 7/01/12	7/09 at 102.00	N/R	508,439
1,460	6.500%, 7/01/24	7/09 at 102.00	N/R	1,375,656

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass Montessori Charter School, Series 2000, 7.750%, 7/15/31	7/10 at 100.00	N/R	1,000,116

4,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded to 8/15/11)	8/11 at 100.00	AAA	5,020,680

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Series 2001:
2,770	7.250%, 6/01/20	6/11 at 100.00	Ba1	2,880,468
1,775	7.375%, 6/01/31	6/11 at 100.00	Ba1	1,844,119

3,818	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 - Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32	2/12 at 100.00	N/R	3,990,612

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - Platte River Academy, Series 2002A:
1,000	7.250%, 3/01/22 (Pre-refunded to 3/01/10)	3/10 at 100.00	Ba2***	1,156,020
750	7.250%, 3/01/32 (Pre-refunded to 3/01/10)	3/10 at 100.00	AAA	900,750

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32	5/12 at 102.00	N/R	2,622,450

4,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32	3/12 at 100.00	N/R	4,677,188

4,240	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33	10/13 at 100.00	N/R	4,407,650

1,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Leadership Preparatory Academy, Series 2003, 7.875%, 5/01/27	11/13 at 100.00	N/R	1,000,269

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BB+	504,900
810	7.125%, 11/01/28	11/13 at 100.00	BB+	818,108

2,860	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R	2,983,352

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003:
500	7.300%, 12/01/23	12/13 at 100.00	N/R	514,995
875	7.500%, 12/01/33	12/13 at 100.00	N/R	901,023

1,645	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34	6/14 at 100.00	N/R	1,707,280

	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Colorado Lutheran High School Association, Series 2004A:
3,750	7.500%, 6/01/24	6/14 at 100.00	N/R	3,765,638
4,300	7.625%, 6/01/34	6/14 at 100.00	N/R	4,317,802

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
625	6.750%, 3/01/14	No Opt. Call	N/R	637,263
730	7.250%, 3/01/24	3/14 at 100.00	N/R	744,016
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,599,453

2,230	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2003, 7.550%, 12/01/32	12/13 at 102.00	N/R	2,310,614

2,350	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	2,446,585

5,035	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33	12/13 at 102.00	N/R	5,300,445

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB-	3,587,955

1,500	Neu Towne Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/34	12/14 at 100.00	N/R	1,502,400

2,000	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	No Opt. Call	N/R	2,103,340

1,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	No Opt. Call	N/R	1,577,505

5,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	5,558,428

2,000	Serenity Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 7.500%, 12/01/34	12/14 at 100.00	N/R	2,007,280

	Southlands Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2004:
500	7.000%, 12/01/24	12/14 at 100.00	N/R	515,880
2,845	7.125%, 12/01/34	12/14 at 100.00	N/R	2,933,792

	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	251,080
310	6.375%, 12/01/23	12/13 at 100.00	N/R	311,314

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	502,095
500	6.750%, 12/01/33	12/13 at 100.00	N/R	502,080

12,589	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R	8,240,540
	Connecticut - 0.5%

600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.375%, 7/01/17	7/07 at 102.00	Ba1	579,420

1,500	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	1,753,425

1,455	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer’s Resource Center of Connecticut Inc., Series 1994A, 7.125%, 8/15/14	2/05 at 102.00	N/R	1,457,124

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
330	5.500%, 1/01/14 (Alternative Minimum Tax)	7/05 at 100.00	BBB	336,369
1,965	5.500%, 1/01/20 (Alternative Minimum Tax)	7/05 at 100.00	BBB	1,989,956
	Florida - 9.6%

2,700	Amelia National Community Development District, Nassau County, Florida, Capital Improvement Revenue Bonds, Series 2004, 6.300%, 5/01/35	5/14 at 101.00	N/R	2,766,231

2,800	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	3/15 at 101.00	N/R	2,821,924

5,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2003A, 6.650%, 5/01/34	5/13 at 102.00	N/R	5,282,800

250	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	263,495

2,160	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	2,220,674

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	BBB-	2,264,420

2,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2002A, 10.000%, 10/01/33	10/12 at 102.00	N/R	2,277,040

4,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A, 8.950%, 10/01/33	10/12 at 102.00	N/R	4,534,440

1,595	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,636,502

1,200	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%, 5/01/34	5/14 at 101.00	N/R	1,201,248

2,100	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R	2,159,619

1,425	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/05 at 102.00	N/R	1,455,495

4,935	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36 (WI, settling 2/14/05)	5/15 at 101.00	N/R	4,948,670

	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B:
4,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	4,421,120
1,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	1,105,280

2,000	Islands at Doral Southwest Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2003, 6.375%, 5/01/35	5/13 at 101.00	N/R	2,103,720

	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004:
500	6.125%, 5/01/24	5/14 at 101.00	N/R	525,185
450	6.250%, 5/01/34	5/14 at 101.00	N/R	470,565

4,250	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	4,317,448

2,445	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	7/15 at 101.00	N/R	2,460,428

650	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	665,828

3,550	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	11/07 at 100.00	N/R	3,562,709

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/05 at 102.00	BB+	1,023,700

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP Project, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	6/05 at 102.00	BB+	317,394

3,000	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.250%, 5/01/34	5/14 at 101.00	N/R	3,063,360

3,070	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.050%, 5/01/35	5/14 at 101.00	N/R	3,120,041

2,200	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004B, 5.250%, 5/01/11	No Opt. Call	N/R	2,215,532

3,600	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	3,768,840

1,770	Oak Creek Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2004, 5.800%, 5/01/35	5/15 at 102.00	N/R	1,771,982

3,000	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,034,350

4,000	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	4,026,720

2,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	2,762,950

6,750	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	6,997,658

1,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	1,020,870

2,200	South Kendall Community Development District, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/14 at 101.00	N/R	2,212,364

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
500	6.000%, 5/01/24	5/14 at 101.00	N/R	510,500
500	6.125%, 5/01/34	5/14 at 101.00	N/R	510,435

3,640	Terracina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/14 at 101.00	N/R	3,647,935

	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004:
3,380	5.000%, 10/01/17 - FSA Insured	10/14 at 100.00	AAA	3,729,864
3,550	5.000%, 10/01/18 - FSA Insured	10/14 at 100.00	AAA	3,905,355
3,675	5.000%, 10/01/19 - FSA Insured	10/14 at 100.00	AAA	4,027,249

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,150	6.000%, 5/01/23	5/13 at 101.00	N/R	1,197,484
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,897,113
	Georgia - 0.9%

	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
1,650	7.750%, 12/01/14	12/11 at 101.00	N/R	1,813,449
1,400	7.900%, 12/01/24	12/11 at 101.00	N/R	1,529,780

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/08 at 102.00	BB+	244,675
370	5.250%, 12/01/22	12/08 at 102.00	BB+	330,595

2,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	1/14 at 100.00	BBB+	2,016,520

2,210	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)	7/08 at 102.00	BB+	2,259,283

1,480	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,522,165

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34	2/09 at 100.00	N/R	901,827

25	Savannah Economic Development Authority, Georgia, Revenue Bonds, Stone Container Corporation, Series 1996, 7.400%, 4/01/26 (Alternative Minimum Tax)	4/06 at 102.00	N/R	25,880

	Idaho - 0.3%

3,605	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BB+	3,709,978
	Illinois - 4.6%

8,250	Caseyville, Illinois, Tax Increment Revenue Bonds, Forest Lakes Project, Series 2004, 7.000%, 12/30/22	12/14 at 100.00	N/R	8,296,118

1,465	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/09 at 100.00	N/R	1,501,273

1,000	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project, Series 2002A, 6.125%, 12/01/22	12/12 at 100.00	BBB	1,043,450

750	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	Ba2	858,900

10,750	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	10,807,728

1,750	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998, 5.500%, 11/15/19	11/08 at 102.00	BB+	1,579,585

1,905	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27	8/07 at 101.00	Baa2	1,785,804

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,647,372

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital, Series 1991:
290	7.500%, 1/01/11	7/05 at 100.00	BB+	290,191
1,025	7.375%, 1/01/23	7/05 at 100.00	BB+	1,025,318

1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34	5/12 at 101.00	Baa2	1,034,870

300	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)	11/09 at 100.00	A3	306,066

3,495	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,642,139

2,925	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project Unit 2 Project, Series 2004, 6.375%, 3/01/34	3/14 at 103.00	N/R	2,952,553

2,060	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,061,504

	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C:
	7.250%, 10/15/09 (Alternative Minimum Tax)	No Opt. Call	N/R	2
	7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	169

2,100	Round Lake Village, Lake County, Illinois, Lakewood Grove Special Service Area 1 Special Tax Bonds, Series 2003, 6.700%, 3/01/33	3/13 at 102.00	N/R	2,190,510

3,570	Round Lake Village, Lake County, Illinois, Lakewood Grove Special Service Area 3 Special Tax Bonds, Series 2003, 6.750%, 3/01/33	3/13 at 102.00	N/R	3,624,443

3,180	Wonder Lake Village, McHenry County, Illinois, Special Service Area 1 Special Tax Bonds, Woods Creek Project, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,229,576

4,000	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R	4,023,720

	Indiana - 1.9%

3,000	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	3,023,910

500	East Chicago, Indiana, Exempt Facilities Revenue Bonds, Inland Steel Company Project 14, Series 1996, 6.700%, 11/01/12 (Alternative Minimum Tax)	No Opt. Call	N/R	538,730

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB-	2,067,620

265	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)	12/07 at 102.00	Ba3	260,463

50	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)	4/09 at 102.00	Ba3	48,959

75	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)	4/10 at 101.00	Ba3	78,608

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa2	928,056

1,500	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa3	1,586,685

750	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1995A, 6.625%, 12/01/24 - ACA Insured	No Opt. Call	A	766,552

7,120	Vincennes, Indiana, Economic Development Revenue Bonds, Southwest Indiana Regional Youth Village, Series 1999, 6.250%, 1/01/24	1/09 at 102.00	N/R	6,880,768

5,650	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	5,986,797
	Iowa - 0.1%

680	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College, Series 1999, 7.375%, 10/01/19	10/10 at 102.00	N/R	696,252
	Kansas - 0.3%

3,200	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R	3,512,192
	Kentucky - 0.8%

	Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Air Lines Project, Series 1992A:
2,875	7.500%, 2/01/20 (Alternative Minimum Tax)	No Opt. Call	CC	2,426,213
130	7.125%, 2/01/21 (Alternative Minimum Tax)	2/05 at 100.00	CC	104,952

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,000	5.850%, 10/01/17	4/08 at 102.00	BB-	980,910
6,150	5.875%, 10/01/22	4/08 at 102.00	BB-	5,868,761
	Louisiana - 2.6%

3,405	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	11/05 at 100.00	N/R	3,400,437

505	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/08 at 102.00	Ba3	504,283

13,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)	No Opt. Call	B	15,413,320

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
880	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	909,260

800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	821,960

5,415	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	5,423,393

1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	934,510

2,000	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1984I, 7.700%, 12/01/14	No Opt. Call	BB+	2,055,500
	Maine - 0.2%

2,000	Jay, Maine, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.900%, 11/01/17 (Alternative Minimum Tax)	11/14 at 100.00	BBB	2,010,020

145	Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. - Great Northern Paper Project, Series 1992, 7.750%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	BB	145,663
	Maryland - 1.5%

3,320	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/05 at 102.00	N/R	3,398,518

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A:
25	6.750%, 4/01/20	4/09 at 100.00	N/R	20,492
300	6.750%, 4/01/23	4/11 at 101.00	N/R	246,294

75	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 1994A, 5.625%, 4/01/09	4/06 at 100.00	N/R	61,703

10	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 1994B, 8.000%, 4/01/16 (Optional put 4/01/06)	No Opt. Call	N/R	8,450

	Prince George’s County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health Corporation, Series 1994:
35	5.100%, 7/01/06	No Opt. Call	B3	31,975
850	5.375%, 7/01/14	7/05 at 101.00	B3	735,777
15,880	5.300%, 7/01/24	7/05 at 101.00	B3	12,485,332
	Massachusetts - 2.1%

2,000	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R	2,075,160

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/08 at 102.00	BBB	881,902

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB	1,090,340

1,260	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	1,385,924

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB	2,440,787
4,650	6.375%, 7/01/34	7/14 at 100.00	BB	4,702,127

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB	879,753

10,070	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004B, 5.000%, 12/01/18 - AMBAC Insured	12/14 at 100.00	AAA	11,074,986

	Michigan - 5.5%

1,300	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	1,259,414

925	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	948,560

4,705	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB-	4,106,336

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	988,230
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,484,550

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,900	7.500%, 10/01/12	10/09 at 102.00	Ba1	2,027,509
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1	3,137,307
6,550	8.000%, 10/01/31	10/09 at 102.00	Ba1	7,084,480

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
1,300	7.250%, 10/01/11	10/09 at 102.00	Ba1	1,379,690
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	806,295

95	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A, 6.000%, 2/01/24	2/06 at 100.00	BBB-	92,792

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
695	6.250%, 8/15/13	2/05 at 101.00	Ba3	695,306
5,425	6.500%, 8/15/18	2/05 at 101.00	Ba3	5,425,651

14,075	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	2/05 at 102.00	Ba3	13,056,252

4,175	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1995, 6.500%, 1/01/25	1/06 at 102.00	N/R	4,047,955

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
780	6.625%, 1/01/16	1/06 at 102.00	Ba3	789,493
365	6.700%, 1/01/26	1/06 at 102.00	Ba3	370,165

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1997:
285	6.375%, 1/01/15	1/07 at 102.00	N/R	286,006
535	6.375%, 1/01/25	1/07 at 102.00	N/R	509,513

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
135	5.125%, 8/15/18	8/08 at 101.00	Ba3	122,290
220	5.250%, 8/15/23	8/08 at 101.00	Ba3	198,048
1,490	5.250%, 8/15/28	8/08 at 101.00	Ba3	1,322,613

150	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)	7/07 at 101.00	BB+	155,618

2,775	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000, 8.250%, 6/01/30	6/10 at 102.00	N/R	2,942,222

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
5,040	6.000%, 8/01/13	2/05 at 101.00	BB	4,779,835
2,575	6.000%, 8/01/18	2/05 at 101.00	BB	2,278,515
2,895	6.000%, 8/01/23	2/05 at 101.00	BB	2,500,527

500	Wayne County, Michigan, Special Airport Facilities Revenue Refunding Bonds, Northwest Airlines Inc., Series 1995, 6.750%, 12/01/15	12/05 at 102.00	N/R	437,925

	Minnesota - 1.4%

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB	3,430,863

2,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds, Northwest Airlines Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)	4/11 at 101.00	N/R	2,326,700

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,350,586

130	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 1993B, 6.625%, 11/01/17	5/05 at 101.00	BB+	131,024

565	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Facility Revenue Refunding Bonds, HealthEast Inc., Series 1993A, 6.625%, 11/01/17	5/05 at 101.00	BB+	569,656

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,652,384

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,121,241

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
500	6.625%, 12/01/23	6/14 at 102.00	N/R	512,150
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	2,170,859

3,000	South St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Facility Revenue Refunding Bonds, HealthEast Inc., Series 1994, 6.750%, 11/01/09	5/05 at 102.00	BB+	3,063,030
	Mississippi - 0.2%

1,460	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34	11/19 at 101.00	N/R	1,490,477

1,000	Perry County, Mississippi, Pollution Control Revenue Refunding Bonds, Leaf River Forest Project, Series 1999, 5.200%, 10/01/12	3/12 at 100.00	Ba3***	1,104,620
	Missouri - 0.4%

2,380	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)	2/14 at 102.00	N/R	2,426,148

2,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)	6/05 at 100.00	N/R	2,554,500
	Montana - 0.9%

9,800	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	Ba3	10,374,574
	National - 1.6%

4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45	No Opt. Call	A3	4,297,480

14,000	GMAC Municipal Mortgage Trust, Series B-1, 5.230%, 10/31/39 (Alternative Minimum Tax) (Mandatory put 10/31/19)	No Opt. Call	A3	14,147,980
	Nevada - 4.2%

1,300	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	2/05 at 103.00	N/R	1,342,315

630	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	B-	602,148

1,970	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company Project, Series 1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	B-	1,969,803

5,195	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	No Opt. Call	B-	5,072,450

13,885	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)	No Opt. Call	B-	13,802,801

4,500	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33 (Alternative Minimum Tax) - FGIC Insured	12/14 at 100.00	AAA	4,603,275

25	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D, 5.450%, 10/01/23	No Opt. Call	B-	24,704

6,250	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40	1/10 at 102.00	N/R	6,397,500

1,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community Project, Series 2004B, 6.750%, 11/15/23	11/14 at 100.00	N/R	1,692,962

8,200	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community Project, Series 2004A, 7.000%, 11/15/34	11/14 at 100.00	N/R	8,147,028

3,200	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	3,300,384

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 - ACA Insured	10/12 at 101.00	A	1,123,440
	New Hampshire - 0.2%

1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%, 10/01/31	10/11 at 101.00	A+	1,599,705

685	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998A, 5.450%, 5/01/08	No Opt. Call	BB	695,193
	New Jersey - 2.2%

2,155	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/06 at 102.00	Ba3	2,263,289

1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	798,220

1,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000, 7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,335,465

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	2,049,520

7,910	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K, 5.250%, 12/15/17 - FGIC Insured	12/15 at 100.00	AAA	8,979,986

3,645	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42	6/12 at 100.00	BBB	3,475,653

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,600	6.375%, 6/01/32	6/13 at 100.00	BBB	1,591,616
2,250	6.750%, 6/01/39	6/13 at 100.00	BBB	2,289,105
3,015	7.000%, 6/01/41	6/13 at 100.00	BBB	3,119,259
	New Mexico - 0.3%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,513,488
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,498,255

780	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison Company - Four Corners Project, Series 1991A, 7.200%, 4/01/21	4/05 at 100.00	A3	801,138
	New York - 0.9%

170	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba3	164,273

550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990, 5.400%, 7/01/20 (Alternative Minimum Tax)	8/07 at 102.00	CCC	353,782

1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	8/06 at 100.00	CCC	1,277,992

750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	Ba2	790,125

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 8.375%, 11/01/16 (Alternative Minimum Tax)	11/12 at 100.00	CCC+	475,805

	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996:
870	6.000%, 7/01/06	7/06 at 102.00	Ba3	879,840
3,050	6.250%, 7/01/13	7/06 at 102.00	Ba3	3,062,048

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 - RAAI Insured	7/09 at 101.00	AA	560,935

2,500	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	10/06 at 102.00	N/R	2,647,750

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	97,113
	North Carolina - 0.5%

5,500	North Carolina Capital Facilities Financing Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	5,540,920
	North Dakota - 0.0%

465	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	2/05 at 103.00	N/R	479,313
	Ohio - 3.6%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	468,755
1,270	5.800%, 1/01/18	1/08 at 102.00	B	1,145,718

1,875	Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund Program Development Revenue Bonds, Garfield Heights Project, Series 2004D, 5.250%, 5/15/23	5/14 at 102.00	N/R	1,905,206

1,030	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	1,111,463

5,000	Ohio, Pollution Control Revenue Bonds, General Motors Corporation Project, Series 2002, 5.625%, 3/01/15	No Opt. Call	Baa2	5,390,750

2,000	Ohio, Solid Waste Revenue Bonds, General Motors Corporation, Series 2002, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	Baa2	2,172,100

4,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	4,319,436

2,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	2,486,328

11,000	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A, 7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	11,041,690

8,900	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	8,962,834

2,500	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	2,540,275
	Oklahoma - 2.2%

1,560	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.500%, 11/01/19 - XLCA Insured	11/14 at 100.00	AAA	1,780,444

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System, Series 1999A:
1,250	5.125%, 8/15/10 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,367,263
1,000	5.750%, 8/15/12 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,120,080
815	5.750%, 8/15/13 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	912,865
1,000	5.750%, 8/15/15 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,120,080
1,730	5.625%, 8/15/19 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,933,327
6,020	5.625%, 8/15/29 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	6,711,277

4,365	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/05 at 102.00	B-	3,681,397

1,200	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)	12/08 at 100.00	B-	1,137,360

5,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	B-	5,095,500
	Pennsylvania - 5.3%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
330	9.250%, 11/15/15	11/10 at 102.00	B1	383,790
2,940	9.250%, 11/15/22	11/10 at 102.00	B1	3,419,220
7,445	9.250%, 11/15/30	11/10 at 102.00	B1	8,658,535

1,000	Allegheny County Redevelopment Authority, Pennsylvania, Redevelopment Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R	1,051,220

1,500	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25	1/13 at 101.00	N/R	1,574,985

1,510	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	4/05 at 101.00	BB-	1,485,176

530	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	533,535

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/09 at 102.00	N/R	2,121,340

750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/08 at 102.00	N/R	789,405

1,440	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B+	1,519,157

	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2001A:
12,000	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B+	12,659,640
1,250	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B+	1,318,713

7,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B+	7,384,790

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
1,400	6.400%, 1/01/09 (Alternative Minimum Tax)	7/05 at 101.00	BBB-	1,415,778
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	7/05 at 101.00	BBB-	1,010,840
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	7/05 at 101.00	BBB-	1,530,450

1,500	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)	12/05 at 101.00	BBB-	1,535,205

580	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/09	6/08 at 100.00	BB+	567,449

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) - ACA Insured	6/12 at 102.00	A	1,084,970

255	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General Hospital, Series 1991A, 7.125%, 9/01/07	No Opt. Call	B1	250,711

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
3,315	5.000%, 9/01/15 - FSA Insured	9/14 at 100.00	AAA	3,613,018
3,005	5.000%, 9/01/16 - FSA Insured	9/14 at 100.00	AAA	3,263,340

4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured	8/14 at 100.00	AAA	4,522,524
	Puerto Rico - 0.7%

6,500	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 - XLCA Insured	No Opt. Call	AAA	7,529,145
	Rhode Island - 0.1%

1,500	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	1,597,980
	South Carolina - 0.9%

	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
4,560	0.000%, 1/01/32	1/08 at 25.56	B-	439,037
4,550	0.000%, 1/01/33	1/08 at 24.13	B-	401,583

500	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	535,375

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.875%, 8/01/27	8/13 at 100.00	BBB	2,248,700

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
1,500	6.000%, 5/15/22	5/11 at 101.00	BBB	1,502,910
4,790	6.375%, 5/15/28	5/11 at 101.00	BBB	4,792,156
335	6.375%, 5/15/30	No Opt. Call	BBB	332,052
	Tennessee - 1.6%

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
2,025	6.375%, 4/15/22	4/12 at 101.00	Baa3	2,084,252
12,455	6.500%, 4/15/31	4/12 at 101.00	Baa3	12,844,343

3,550	McMinn County Industrial Development Board, Tennessee, Pollution Control Facilities Revenue Bonds, Bowater Inc. - Calhoun Newsprint Company Project, Series 1991, 7.625%, 3/01/16 (Alternative Minimum Tax)	3/05 at 100.00	BB	3,553,799

500	McMinn County Industrial Development Board, Tennessee, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. - Calhoun Newsprint Company Project, Series 1992, 7.400%, 12/01/22 (Alternative Minimum Tax)	6/05 at 100.00	BB	502,300

	Texas - 6.1%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,565,850

1,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)	6/05 at 100.00	CCC	1,090,545

3,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)	No Opt. Call	BBB	3,840,568

1,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003A, 6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put 4/01/13)	No Opt. Call	BBB	1,745,670

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company Project, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	BBB	1,849,506

200	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	BBB	238,378

715	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	BBB	783,983

195	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB-	201,724

500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB-	555,395

2,200	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)	5/05 at 100.00	CCC	1,560,944

2,650	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	11/05 at 102.00	CCC	2,029,158

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	376,410
895	7.000%, 2/15/24	2/13 at 100.00	N/R	877,476
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	1,062,031

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,750	7.000%, 9/01/25	9/14 at 100.00	N/R	1,853,793
15,530	7.125%, 9/01/34	9/14 at 100.00	N/R	16,274,042

2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Ba3	2,285,000

500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax) (Mandatory put 9/30/12)	No Opt. Call	Ba2	559,825

3,300	Health Facilities District of Central Texas Inc., Revenue Bonds, Lutheran Social Services of the South Inc. Project, Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,276,636

1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc. Project, Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B-	715,920

1,120	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc. Project, Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B-	797,418

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc. Project, Series 2001E:
1,450	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B-	1,247,435
500	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B-	456,890
2,750	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B-	2,301,723

	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	265,290
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,481,662

2,260	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)	5/09 at 101.00	BBB-	2,289,131

1,500	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29 (Mandatory put 4/01/08)	4/08 at 102.00	BBB-	1,663,320

	Orchard Higher Educational Finance Corporation, Charter School Revenue Bonds, Texas, AW Brown Fellowship Charter School, Series 2005A:
1,135	5.250%, 2/15/25 (WI, settling 2/17/05) - ACA Insured	2/14 at 100.00	A	1,173,340
1,060	5.000%, 2/15/32 (WI, settling 2/17/05) - ACA Insured	2/14 at 100.00	A	1,052,824

1,000	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)	5/07 at 102.00	Ba2	1,079,180

1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	BBB	1,115,280

3,010	Texas General Services Commission, Texas, Certificates of Participation, Series 1992, 7.500%, 3/15/12	9/05 at 100.00	N/R	3,099,818

5,850	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)	7/21 at 100.00	N/R	5,881,644

3,750	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School Project, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB	3,760,050
	Utah - 0.3%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/08 at 101.00	N/R	686,280

1,500	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)	2/05 at 102.00	BB-	1,528,470

1,150	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	N/R	1,186,030

30	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)	7/09 at 101.50	Aa2	30,330
	Virgin Islands - 0.2%

625	Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC Coker Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB-	686,713

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Refinery Revenue Bonds, Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB-	1,066,350
	Virginia - 3.7%

380	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/08 at 102.00	Ba3	380,836

55	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)	12/09 at 101.00	Ba3	57,531

2,207	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	2,237,943

3,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	3,120,900

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,253,179

435	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	12/08 at 101.00	Ba3	435,431

2,005	Hopewell Industrial Development Authority, Virginia, Resources Recovery Revenue Refunding Bonds, Stone Container Corporation Project, Series 1992, 8.250%, 6/01/16	6/05 at 100.00	N/R	2,045,301

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	A3	3,373,290

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
200	5.000%, 8/15/06	No Opt. Call	BB	201,346
500	5.250%, 8/15/07	No Opt. Call	BB	505,700
7,200	0.000%, 8/15/14	8/08 at 73.23	BB	4,108,032
350	0.000%, 8/15/16	8/08 at 64.81	BB	177,531
4,880	5.500%, 8/15/28	8/08 at 102.00	BB	4,693,145
1,050	0.000%, 8/15/30	8/08 at 28.38	BB	221,603

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
2,875	0.000%, 8/15/12	8/08 at 82.10	BB	1,845,175
3,100	0.000%, 8/15/15	8/08 at 68.82	BB	1,667,671
160	0.000%, 8/15/19	8/08 at 54.38	BB	68,027
15,300	0.000%, 8/15/23	8/08 at 42.95	BB	5,141,106
1,750	0.000%, 8/15/29	8/08 at 30.08	BB	408,275
15,000	0.000%, 8/15/33	8/08 at 23.55	BB	2,722,350

5,500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue and Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2	5,205,090

1,000	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	1,029,910

505	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/09 (Alternative Minimum Tax)	No Opt. Call	N/R	511,126
	Wisconsin - 1.8%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
1,000	7.000%, 6/01/28	6/12 at 100.00	BBB	1,037,820
6,000	6.375%, 6/01/32	6/12 at 100.00	BBB	5,945,640

40	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	Ba2	40,254

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16	12/14 at 101.00	N/R	452,444

1,050	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc., Series 1999B, 5.500%, 7/01/15	No Opt. Call	Ba3	1,071,231

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/21	7/11 at 100.00	A-	268,888

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+	1,021,950

1,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB	1,412,511

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2002A, 7.500%, 5/01/32	5/12 at 100.00	N/R	2,636,450

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. - Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R	2,291,643

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	871,981

1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	988,130

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R	2,544,520

$1,133,821	Total Long-Term Investments (cost $1,064,179,733) - 97.0%			1,118,036,223
	Short-Term Investments - 2.2%

500	California Statewide Community Development Authority, Certificates of Participation, John Muir/Mt. Diablo Health System, Variable Rate Demand Obligations, Series 1997, 1.790%, 8/15/27 - AMBAC Insured †		A-1+	500,000

2,000	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations, Series 2001A, 1.900%, 6/15/21 - FSA Insured †		A-1+	2,000,000

2,440	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations, Series 2001B, 1.750%, 6/15/21 - FSA Insured †		A-1+	2,440,000

3,300	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable Rate Demand Obligations, Series 2000, 1.820%, 7/01/30 - FSA Insured †		A-1+	3,300,000

1,700	Massachusetts Development Finance Authority, Revenue Bonds, Boston University, Variable Rate Demand Obligations, Series 2002R-4, 1.810%, 10/01/42 - XLCA Insured †		A-1+	1,700,000

500	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal Series 2002A-7, 1.800%, 11/01/24 - AMBAC Insured †		A-1+	500,000

15,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, Variable Rate Demand Obligations, Series 1998, 1.770%, 8/01/26 - MBIA Insured †		A-1+	15,000,000

500	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Health System - South Fork Hospital, Variable Rate Demand Obligations, Series 1998A, 1.820%, 7/01/28 - MBIA Insured †		A-1	500,000

$25,940	Total Short-Term Investments (cost $25,940,000)			25,940,000

	Total Investments (cost $1,090,119,733) - 99.2%			1,143,976,223

	Other Assets Less Liabilities - 0.8%			9,418,398

	Net Assets - 100%			$1,153,394,621

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD1)	Portion of security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
#	Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interest in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was $1,088,482,136.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

Gross unrealized:
Appreciation	$56,688,200
Depreciation	(1,194,113)

Net unrealized appreciation of investments	$55,494,087

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

January 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Alabama - 2.5%

$200	Alabama State Docks Department, Docks Facilities Revenue Bonds, Series 1996, 6.100%, 10/01/13 (Alternative Minimum Tax) - MBIA Insured	10/06 at 102.00	AAA	$214,058

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 - RAAI Insured	3/07 at 102.00	AA	426,240

100	Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D, 5.750%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 101.00	AAA	107,433

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 - AMBAC Insured	7/13 at 100.00	Aaa	2,233,700

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 - AMBAC Insured	6/10 at 102.00	Aaa	5,610,300

250	Tallassee Industrial Development Board, Alabama, Revenue Bonds, Dow-United Technologies Composite Products, Series 1996A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)	8/06 at 102.00	A***	268,005
	Alaska - 1.0%

3,200	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 - AMBAC Insured	9/09 at 101.00	AAA	3,645,344
	Arizona - 1.0%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25	12/10 at 102.00	BBB	2,363,970

1,050	Northern Arizona University, System Revenue Bonds, Series 2003, 5.500%, 6/01/22 - FGIC Insured	6/14 at 100.00	AAA	1,193,084
	California - 7.8%

	California, General Obligation Bonds, Series 2004:
875	5.000%, 2/01/19 - AMBAC Insured	2/14 at 100.00	AAA	948,500
1,000	5.200%, 4/01/26	4/14 at 100.00	A	1,069,950

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,000	6.000%, 5/01/14	5/12 at 101.00	A2	2,344,240
5,500	5.375%, 5/01/21	5/12 at 101.00	A2	6,021,895

4,335	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344, 12.222%, 5/01/13 (IF)	5/12 at 101.00	AAA	6,252,197

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A-	1,518,075
1,490	5.500%, 6/01/19	12/13 at 100.00	A-	1,667,206

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 - MBIA Insured	No Opt. Call	AAA	4,339,200

1,500	Long Beach, California, Revenue Bonds, Aquarium of the Pacific Project, Series 1995A, 6.125%, 7/01/23 (Pre-refunded to 7/01/05)	7/05 at 102.00	AAA	1,555,155

	Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds, Proctor and Gamble, Series 1995:
500	6.200%, 7/01/06	7/05 at 102.00	BBB	517,445
1,000	6.500%, 7/01/21 (Pre-refunded to 7/01/05)	7/05 at 102.00	AAA	1,038,360
	Colorado - 3.3%

6,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470, Series 1986C, 0.000%, 8/31/05	No Opt. Call	AAA	5,929,260

2,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470, Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)	8/05 at 103.00	AAA	2,115,640

1,305	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	1,334,715

1,850	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 - FGIC Insured	12/14 at 100.00	Aaa	2,168,700
	Connecticut - 2.1%

	Bridgeport, Connecticut, General Obligation Bonds, Series ROL-II-R-45:
2,360	14.268%, 7/15/16 (IF) (Pre-refunded to 7/15/10)	7/10 at 101.00	AAA	3,502,334
2,600	14.196%, 7/15/17 (IF) (Pre-refunded to 7/15/10)	7/10 at 101.00	AAA	3,858,504
	District of Columbia - 1.4%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 - AMBAC Insured	1/14 at 100.00	AAA	4,898,840
	Florida - 2.8%

1,200	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA	1,337,940

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 (Alternative Minimum Tax) - FSA Insured	1/11 at 100.00	AAA	3,698,627

	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000:
1,115	5.625%, 11/01/26 (Alternative Minimum Tax) (Pre-refunded to 11/01/10) - MBIA Insured	11/10 at 100.00	Aaa	1,253,305
1,600	5.625%, 11/01/26 (Alternative Minimum Tax) - MBIA Insured	11/10 at 100.00	Aaa	1,758,544

1,830	Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia Island Properties Inc., Series 1993A, 9.750%, 1/01/23	7/05 at 101.00	N/R	1,851,393
	Georgia - 0.5%

1,500	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech - Klaus Parking and Family Housing, Series 2003, 5.000%, 11/01/13 - MBIA Insured	No Opt. Call	AAA	1,675,200
	Illinois - 6.1%

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	1,675,344
1,275	8.250%, 1/01/22 - FGIC Insured	No Opt. Call	AAA	1,889,779

2,000	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest, Series 1996B, 6.300%, 9/01/22 - FSA Insured	9/06 at 102.00	AAA	2,156,420

2,000	Illinois Health Facilities Authority, Revenue Bonds, Fairview Obligated Group, Series 1995A, 7.125%, 8/15/17 (Pre-refunded to 8/15/06)	8/06 at 102.00	N/R***	2,169,760

4,000	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27	8/07 at 101.00	Baa2	3,749,720

3,320	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	3,815,643

1,645	Warren Township School District 121 Gurnee, Lake County, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 - AMBAC Insured	3/14 at 101.00	AAA	1,863,653

3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26	No Opt. Call	AAA	4,047,120
	Indiana - 2.9%

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 - FSA Insured	1/12 at 100.00	AAA	3,243,926

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,391,549

1,235	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	1,266,739

1,010	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	Aa2	1,257,440

1,815	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded to 6/01/13) - FSA Insured	6/13 at 100.00	AAA	2,057,085

1,000	Vigo County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured	1/13 at 100.00	AAA	1,085,370
	Kansas - 0.8%

2,585	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	2,754,240
	Kentucky - 0.5%

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/08 at 102.00	BB-	1,908,540
	Louisiana - 1.6%

860	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	909,424

4,750	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30	5/11 at 101.00	BBB	4,558,670
	Maryland - 2.1%

2,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	A-	2,101,880

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA	5,418,000
	Massachusetts - 3.6%

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded to 8/01/12) - MBIA Insured	8/12 at 100.00	AAA	5,641,150

	Massachusetts, General Obligation Bonds, Series 2003D:
2,480	5.500%, 10/01/18	No Opt. Call	Aa2	2,884,240
1,000	5.250%, 10/01/22 (Pre-refunded to 10/01/13)	10/13 at 100.00	Aa2	1,125,420

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	3,082,860

	Michigan - 3.6%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 - FGIC Insured	5/13 at 100.00	AAA	2,985,869

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/05 at 101.00	Ba3	3,000,360

2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	8/08 at 101.00	Ba3	1,800,440

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3	2,102,840

2,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured	12/12 at 100.00	AAA	2,651,750
	Minnesota - 0.5%

500	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+	514,480

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,202,515
	Missouri - 1.3%

2,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)	3/14 at 100.00	AAA	2,155,420

1,915	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured	No Opt. Call	AAA	2,294,630
	New Hampshire - 1.7%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 - MBIA Insured	5/12 at 101.00	AAA	6,142,675
	New Jersey - 2.0%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 - FGIC Insured	No Opt. Call	Aaa	1,618,194

1,500	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/19 - AMBAC Insured	No Opt. Call	AAA	1,724,805

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 - FSA Insured	No Opt. Call	AAA	2,267,000

1,455	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32	6/12 at 100.00	BBB	1,414,842
	New York - 13.6%

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA-	4,172,680

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,142,870

115	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 6.250%, 4/15/27 (Pre-refunded to 4/15/07)	4/07 at 101.00	Aaa	125,620

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	No Opt. Call	A	15,056

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A	5,653,050

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	A	3,889,830

2,700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319, 13.470%, 11/01/17 (IF)	5/10 at 101.00	Aa3	3,833,217

2,500	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health - Roswell Park Cancer Center, Series 1995, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)	7/05 at 102.00	AAA	2,596,775

	New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, Series 1995A:
2,630	6.375%, 9/15/15 (Pre-refunded to 9/15/07)	9/07 at 100.00	AAA	2,886,320
20	6.375%, 9/15/15	9/05 at 102.00	AA-	20,853
350	6.375%, 9/15/15 (Pre-refunded to 9/15/05)	9/05 at 102.00	AA-***	366,083

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA-	2,463,810

5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA-	5,542,750

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	10/06 at 102.00	N/R	5,295,500

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	6,023,000

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	3,808,560
	Ohio - 1.9%

2,435	Genoa Village, Electric System Improvement Revenue Bonds, American Municipal Power Ohio Inc., Series 2004, 5.250%, 2/15/24 - AGC Insured	2/14 at 100.00	AAA	2,643,728

2,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, Cleveland Clinic Foundation - Meridia Health System, Series 1995, 6.250%, 8/15/24 (Pre-refunded to 8/15/05)	8/05 at 102.00	AAA	2,084,160

1,750	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996A, 6.375%, 5/15/26	5/06 at 102.00	BBB+	1,825,793
	Oklahoma - 1.9%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 - XLCA Insured	11/14 at 100.00	AAA	2,006,437

5,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)	12/08 at 100.00	B-	4,739,000
	Oregon - 0.7%

2,170	Marion County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Elliot Residence, Senior Lien, Series 1995, 7.500%, 10/20/37 (Alternative Minimum Tax)	10/06 at 105.00	AAA	2,367,513
	Pennsylvania - 3.7%

1,000	Allegheny County Hospital Development Authority, Pennsylvania,Insured Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 - MBIA Insured	11/10 at 102.00	AAA	1,173,130

2,500	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert Morris College, Series 1996A, 6.400%, 2/15/14	2/06 at 102.00	Baa3	2,616,925

5,935	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Drivers Series 144, Inverse Floaters, 12.905%, 1/01/10 (IF)	1/08 at 100.00	AAA	7,965,838

420	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware Valley Medical Center Project, Series 1992, 7.000%, 8/01/22	2/05 at 100.00	AAA	436,548

665	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	670,007

	Puerto Rico - 1.6%

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%, 7/01/14 - MBIA Insured	No Opt. Call	AAA	2,495,040

3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA***	3,224,700
	South Carolina - 2.6%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA	236,860

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A	2,635,825
3,250	5.500%, 10/01/31	10/11 at 100.00	A	3,403,725

500	South Carolina Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds, Series 1994, 6.300%, 9/01/08 (Alternative Minimum Tax)	3/05 at 101.00	A	505,930

75	South Carolina Housing Finance and Development Authority, Homeownership Mortgage Purchase, Series 1994A, 6.150%, 7/01/08	7/05 at 101.00	Aaa	76,643

100	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	5/06 at 102.00	Aa2	100,993

1,000	South Carolina Housing Finance and Development Authority, Multifamily Revenue Housing Bonds, United Dominion - Hunting Ridge Apartments, Series 1995, 6.750%, 6/01/25 (Alternative Minimum Tax) (Mandatory put 6/01/10)	6/05 at 102.00	BBB	1,030,310

1,250	South Carolina Housing Finance and Development Authority, Multifamily Housing Revenue Refunding Bonds, America First - Runaway Bay Apartments, Series 1995, 6.125%, 12/01/15	12/05 at 102.00	AA-	1,293,563
	South Dakota - 1.8%

6,100	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	6/08 at 102.00	A2	6,428,241
	Tennessee - 5.5%

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3	2,506,248

8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured	3/10 at 101.00	AAA	9,045,709

920	Shelby County Health, Educational and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992A, 9.750%, 8/01/19 (Pre-refunded to 8/01/07)	8/07 at 105.00	N/R***	1,102,804

935	Shelby County Health, Educational and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992C, 9.750%, 8/01/19 (Pre-refunded to 8/01/07)	8/07 at 105.00	N/R***	1,120,785

5,400	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research, Series 1999, 5.375%, 7/01/29	7/09 at 102.00	AA	5,642,244
	Texas - 7.7%

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 - FGIC Insured	3/13 at 100.00	AAA	1,279,036

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
3,250	6.375%, 10/01/25 - RAAI Insured	10/10 at 101.00	AA	3,719,657
3,000	6.375%, 10/01/29 - RAAI Insured	10/10 at 101.00	AA	3,433,530

5,250	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds, Series 1999, 5.500%, 8/15/26	8/09 at 100.00	AAA	5,716,935

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2	3,399,260

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist Health System - Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30	11/10 at 101.00	A	4,410,600

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3	3,278,935

1,500	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds, Series 2001, 5.375%, 8/01/20 - AMBAC Insured	8/11 at 100.00	AAA	1,669,620
	Virginia - 0.9%

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	3,213,690
	Washington - 4.5%

2,405	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 - MBIA Insured	9/12 at 100.00	AAA	2,742,734

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	5,588,250

5,325	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	5,422,341

1,920	Washington State Healthcare Facilities Authority, Revenue Bonds, Sea-Mar Community Health Centers, Series 2001, 5.750%, 1/01/26	1/11 at 102.00	Aa3	2,061,984
	Wisconsin - 2.7%

2,790	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB	2,801,132

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA-	3,799,810

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 - FGIC Insured	10/14 at 100.00	AAA	2,975,884
	Wyoming - 0.3%

1,000	Wyoming Loan and Investment Board, Capital Facilities Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA	1,065,830

$316,680	Total Long-Term Investments (cost $321,508,950) - 98.5%			346,441,052
	Short-Term Investments - 0.3%

1,000	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations, Series 2001A, 1.900%, 6/15/21 - FSA Insured †		A-1+	1,000,000

$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $322,508,950) - 98.8%			347,441,052

	Other Assets Less Liabilities - 1.2%			4,190,588

	Net Assets - 100%			$351,631,640

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was $322,344,143.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

Gross unrealized:
Appreciation	$25,809,807
Depreciation	(712,898)

Net unrealized appreciation of investments	$25,096,909

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Alabama - 4.4%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 - AMBAC Insured	10/09 at 102.00	AAA	$11,395,600

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 - AMBAC Insured	10/09 at 101.00	Aaa	5,630,450

1,465	Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.250%, 5/01/20 - AMBAC Insured	5/12 at 101.00	AAA	1,621,359

4,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 - MBIA Insured	7/14 at 100.00	AAA	4,210,040

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 - MBIA Insured	9/10 at 101.00	AAA	10,168,920

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 - MBIA Insured	8/12 at 77.49	AAA	6,520,886
	Alaska - 0.5%

4,500	Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured	4/07 at 102.00	AAA	4,838,625
	Arizona - 1.2%

1,350	Arizona State University, Certificates of Participation, Resh Infrastructure Projects, Series 2005A, 5.000%, 9/01/25 - AMBAC Insured	3/15 at 100.00	AAA	1,448,901

3,075	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/18 - FSA Insured	7/14 at 100.00	AAA	3,381,332

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	1,074,140

4,970	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	5,255,725
	Arkansas - 0.4%

500	Pulaski County Special School District, Arkansas, General Obligation Refunding Bonds, Series 2002A, 5.000%, 2/01/21 - AMBAC Insured	2/08 at 100.00	AAA	526,545

2,655	University of Arkansas, Fayetteville, Revenue Bonds, UAMS Campus, Series 2004B, 5.000%, 11/01/23 - MBIA Insured	11/14 at 100.00	Aaa	2,866,338
	California - 10.0%

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%,12/01/27 - AMBAC Insured	6/12 at 101.00	AAA	5,283,400

1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 - MBIA Insured	12/14 at 100.00	AAA	1,060,950

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 - FSA Insured	12/14 at 100.00	AAA	6,395,520

5,000	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.500%, 1/20/43 (Alternative Minimum Tax)	7/11 at 102.00	AAA	5,232,300

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured	1/10 at 100.00	AAA	9,189,840

2,355	Oakland, California, Sewer Revenue Bonds, Series 2004A, 5.000%, 6/15/25 - FSA Insured	6/14 at 100.00	AAA	2,511,843

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 - MBIA Insured	2/05 at 101.00	AAA	14,343,175

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 - FGIC Insured	8/13 at 100.00	AAA	10,777,400

2,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured	8/13 at 100.00	AAA	2,153,620

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 - MBIA Insured	9/14 at 100.00	AAA	1,578,690

	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and Regional System, Series 2005:
1,030	5.000%, 2/01/25 (WI, settling 2/02/05) - AMBAC Insured	2/15 at 100.00	AAA	1,097,156
1,000	5.000%, 2/01/26 (WI, settling 2/02/05) - AMBAC Insured	2/15 at 100.00	AAA	1,060,170

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 - FSA Insured	5/15 at 100.00	AAA	10,511,200

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	7,248,639

6,100	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 - MBIA Insured	10/12 at 100.00	AAA	6,375,110

6,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 - FSA Insured	8/14 at 100.00	AAA	6,428,700
	Colorado - 4.9%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 - AMBAC Insured	12/09 at 100.00	AAA	5,691,646
5,000	6.000%, 12/01/29 - AMBAC Insured	12/09 at 100.00	AAA	5,626,850

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 - FSA Insured	5/09 at 101.00	AAA	11,087,100

7,420	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/18 - XLCA Insured	12/13 at 100.00	AAA	8,021,688

1,430	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2005B, 5.000%, 12/15/25 - FSA Insured	12/14 at 100.00	Aaa	1,532,960

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded to 9/01/10) - MBIA Insured	9/10 at 65.63	AAA	2,036,513

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,138,231

4,340	Grand Junction, Colorado, General Fund Revenue Bonds, Series 2004, 5.000%, 3/01/17 - AMBAC Insured	3/14 at 100.00	AAA	4,762,976

1,000	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured	12/14 at 100.00	AAA	1,077,050

2,785	Grand Junction School District 51, Mesa County, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 - MBIA Insured	12/14 at 100.00	Aaa	3,010,613
	Connecticut - 0.9%

3,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/23 - MBIA Insured	12/14 at 100.00	Aaa	3,250,650

4,250	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 - AMBAC Insured	7/15 at 100.00	AAA	4,592,083
	Florida - 4.1%

3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 (WI, settling 2/02/05) - MBIA Insured	10/14 at 100.00	AAA	3,705,542

2,125	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4, 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured	1/10 at 100.00	AAA	2,150,628

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured	8/10 at 100.00	AAA	4,159,355

2,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 - AMBAC Insured	10/14 at 100.00	AAA	2,178,180

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured	1/11 at 102.00	AAA	6,280,435

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	3,732,645
6,350	5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	6,720,840

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
970	5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	1,036,707
2,505	5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	2,649,839

4,030	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%, 10/01/16 - MBIA Insured	10/13 at 100.00	AAA	4,537,055
	Georgia - 2.6%

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 - MBIA Insured	7/14 at 100.00	Aaa	5,473,491

1,085	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/25 - MBIA Insured	5/14 at 100.00	AAA	1,159,051

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 - MBIA Insured	5/14 at 100.00	AAA	1,389,663
2,490	5.250%, 5/01/23 - MBIA Insured	5/14 at 100.00	AAA	2,753,865

	Marietta Development Authority, Georgia, First Mortgage Revenue Bonds, Life College Inc., Series 1995A:
3,020	5.950%, 9/01/19 - FSA Insured	9/05 at 102.00	AAA	3,139,501
6,180	6.250%, 9/01/25 - FSA Insured	9/05 at 102.00	AAA	6,432,700

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 - XLCA Insured	7/13 at 100.00	Aaa	2,445,053

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 (WI, settling 2/03/05) - XLCA Insured	7/15 at 100.00	Aaa	1,047,540

	Hawaii – 0.5%

3,300	Hawaii, General Obligation Bonds, ROL-SER II-R-153, 12.598%, 2/01/21 (IF) - FSA Insured	2/12 at 100.00	AAA	4,506,810

	Illinois – 9.6%

25,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 - FGIC Insured	1/06 at 102.00	AAA	25,925,500

9,000	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured	1/10 at 101.00	AAA	9,719,010

3,000	Chicago, Illinois, General Airport Third Lien Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured	1/12 at 100.00	AAA	3,344,100

2,930	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 - MBIA Insured	6/05 at 102.00	AAA	2,997,566

2,500	Cook County Community College District 508, Chicago, Illinois, Certificates of Participation, 8.750%, 1/01/07 - FGIC Insured	No Opt. Call	AAA	2,784,325

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System - Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 - MBIA Insured	11/10 at 101.00	AAA	7,378,410

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured	1/12 at 100.00	AAA	2,105,968

1,455	Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University, Series 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE/AMBAC Insured	5/06 at 102.00	AAA	1,555,599

	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Series 2004A:
1,375	5.000%, 7/01/23 - XLCA Insured	7/14 at 100.00	Aaa	1,465,846
1,500	5.000%, 7/01/24 - XLCA Insured	7/14 at 100.00	Aaa	1,593,090

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 - MBIA Insured	12/10 at 100.00	AAA	2,992,271

12,860	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/15 - MBIA Insured	No Opt. Call	AAA	14,898,953

1,330	Kane County School District 129, Aurora West, Illinois, General Obligation Bonds, Series 2003, 6.000%, 2/01/23 - FGIC Insured	2/13 at 100.00	AAA	1,552,190

4,645	Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B, 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured	12/09 at 26.76	Aaa	1,072,856

8,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A, 5.000%, 8/15/21 (Pre-refunded to 8/15/11) - AMBAC Insured	8/11 at 100.00	AAA	8,863,360

	Indiana – 6.6%

1,530	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2004M, 5.000%, 7/01/24 - AMBAC Insured	7/14 at 100.00	AAA	1,640,956

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 - FGIC Insured	7/11 at 100.00	AAA	3,550,279
8,605	5.500%, 1/15/26 - FGIC Insured	7/11 at 100.00	AAA	9,612,645

1,820	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004, 5.000%, 8/01/20 - FSA Insured	8/14 at 100.00	AAA	1,969,404

4,890	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2004, 5.000%, 7/15/16 - FSA Insured	1/14 at 100.00	AAA	5,349,318

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 - MBIA Insured	7/12 at 100.00	AAA	4,281,960

	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 1997B-2:
450	6.000%, 7/01/16 (Alternative Minimum Tax)	1/07 at 101.50	Aaa	470,007
2,605	6.125%, 1/01/27 (Alternative Minimum Tax)	1/07 at 101.50	Aaa	2,702,323

1,375	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/21 - FGIC Insured	8/13 at 100.00	AAA	1,484,876

18,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/27 - MBIA Insured	7/12 at 100.00	AAA	19,049,760

1,780	Indianapolis Local Public Improvement Bond Bank, Indiana, Road Revenue Bonds, Series 2003E, 5.000%, 1/01/19 - AMBAC Insured	1/14 at 100.00	AAA	1,928,310

3,000	Ivy Tech State College, Indiana, Student Fee Revenue Bonds, Series 2000F, 5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured	7/10 at 100.00	AAA	3,427,350

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 - FGIC Insured	7/12 at 100.00	AAA	3,263,220

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 - MBIA Insured	4/12 at 100.00	AAA	1,109,409

	Kansas - 0.5%

1,055	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 - FSA Insured	9/14 at 100.00	AAA	1,150,994

3,065	Kansas State Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 - FSA Insured	9/14 at 101.00	AAA	3,286,078

	Louisiana - 0.6%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 - MBIA Insured	11/14 at 100.00	AAA	3,362,106

1,640	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	1,784,714

	Maine - 0.8%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A:
6,570	5.875%, 7/01/25 (Pre-refunded to 7/01/05) - FSA Insured	7/05 at 102.00	AAA	6,803,826
180	5.875%, 7/01/25 - FSA Insured	7/05 at 102.00	AAA	186,021

	Massachusetts - 2.1%

	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
305	5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured	12/09 at 100.00	AAA	322,104
360	5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured	12/09 at 100.00	AAA	376,837

9,355	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 100.00	AAA	9,792,720

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 - FGIC Insured	1/14 at 100.00	AAA	8,822,400

	Michigan - 6.3%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 - AMBAC Insured	No Opt. Call	AAA	5,835,986

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
2,705	5.250%, 4/01/14 - XLCA Insured	4/13 at 100.00	AAA	3,011,152
2,995	5.250%, 4/01/16 - XLCA Insured	4/13 at 100.00	AAA	3,300,610

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
13,500	5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	15,299,820
13,675	6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	15,725,566

7,280	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured	4/07 at 102.00	AAA	7,613,934

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured	12/12 at 100.00	AAA	6,034,321
	Minnesota – 1.5%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured	1/11 at 100.00	AAA	2,384,028

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 - FSA Insured	5/10 at 101.00	Aaa	10,878,086
	Mississippi – 1.0%

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) - AMBAC Insured	11/09 at 102.00	AAA	8,617,341
	Missouri – 1.8%

7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 - FSA Insured	10/13 at 100.00	AAA	8,157,384

7,950	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, City Justice Center, Series 1996A, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured	2/06 at 102.00	AAA	8,403,071
	Montana – 0.1%

1,000	Montana State University, General Revenue Bonds, Series 2004I, 5.000%, 11/15/21 - AMBAC Insured	11/14 at 100.00	AAA	1,089,160
	Nevada – 1.2%

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured	7/14 at 100.00	AAA	2,142,440

2,000	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured	4/05 at 100.00	AAA	2,081,100

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project, Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured	12/09 at 102.00	AAA	4,110,388

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 - AMBAC Insured	10/12 at 101.00	AAA	2,286,501
	New Jersey – 1.2%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 - MBIA Insured	7/14 at 100.00	AAA	1,915,243
1,775	5.000%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	1,909,474

4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	4,340,480

2,140	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/20 - FGIC Insured	5/14 at 100.00	AAA	2,325,538
	New Mexico – 0.4%

	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A:
1,000	5.000%, 6/01/21 - AMBAC Insured	6/13 at 100.00	Aaa	1,080,530
1,050	5.000%, 6/01/22 - AMBAC Insured	6/13 at 100.00	Aaa	1,129,979
1,100	5.000%, 6/01/23 - AMBAC Insured	6/13 at 100.00	Aaa	1,179,662
	New York – 2.4%

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 - AMBAC Insured	No Opt. Call	AAA	135,493

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 - FGIC Insured	2/15 at 100.00	AAA	2,024,873

6,060	New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue Bonds, Series 1999C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured	1/09 at 101.00	AAA	6,826,166

	New York State Urban Development Corporation, State Personal Income Tax, Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 - FGIC Insured	3/14 at 100.00	AAA	2,840,425
1,515	5.000%, 3/15/25 - FGIC Insured	3/14 at 100.00	AAA	1,616,051
1,000	5.000%, 3/15/26 - FGIC Insured	3/14 at 100.00	AAA	1,062,790

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
4,825	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	5,195,560
1,665	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,784,580
	North Carolina - 0.3%

2,400	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004, 5.000%, 5/01/25 - FGIC Insured	5/14 at 100.00	AAA	2,563,800
	North Dakota - 0.6%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 - AMBAC Insured	6/12 at 100.00	AAA	5,250,400
	Ohio - 1.3%

	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004:
1,410	5.250%, 12/01/19 - FSA Insured	6/14 at 100.00	AAA	1,575,774
1,000	5.250%, 12/01/23 - FSA Insured	6/14 at 100.00	AAA	1,105,950

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 - AMBAC Insured	6/14 at 100.00	AAA	2,673,900

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,380	5.000%, 12/01/23 - AMBAC Insured	12/14 at 100.00	AAA	1,484,811
1,500	5.000%, 12/01/27 - AMBAC Insured	12/14 at 100.00	AAA	1,593,900

2,900	Ross Local School District Board of Education, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 - FSA Insured	12/13 at 100.00	Aaa	3,053,178
	Oklahoma - 1.8%

5,000	Oklahoma State Industries Authority, Health System Revenue Bonds, Baptist Medical Center, Series 1995C, 6.250%, 8/15/12 - AMBAC Insured	8/05 at 102.00	AAA	5,186,650

5,000	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center, Series 1999A, 5.750%, 8/15/29 - MBIA Insured	8/09 at 101.00	AAA	5,555,500

2,000	Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Refunding Bonds, Series 2000, 5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured	7/10 at 101.00	AAA	2,277,100

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 - FGIC Insured	6/10 at 100.00	AAA	2,224,260

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured	6/10 at 100.00	AAA	1,120,190
	Oregon - 0.3%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21	11/14 at 100.00	AA+	2,722,900
	Pennsylvania - 0.6%

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 - FSA Insured	9/14 at 100.00	AAA	5,309,726

	Puerto Rico - 0.9%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 - FGIC Insured	7/13 at 100.00	AAA	1,403,213

4,325	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 9.426%, 7/01/19 (IF) - FSA Insured	No Opt. Call	AAA	6,466,826
	Rhode Island - 0.1%

1,000	Providence Housing Development Corporation, Rhode Island, FHA-Insured Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 - MBIA Insured	7/05 at 101.00	AAA	1,021,530
	South Carolina - 3.4%

	Columbia, South Carolina, Certificates of Participation, Tourism Development Fee Pledge, Series 2003:
1,985	5.250%, 6/01/16 - AMBAC Insured	6/13 at 100.00	AAA	2,211,330
2,095	5.250%, 6/01/17 - AMBAC Insured	6/13 at 100.00	AAA	2,325,136

3,375	Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000, 5.250%, 3/01/20 (Pre-refunded to 3/01/11) - FSA Insured	3/11 at 100.00	AAA	3,775,376

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 - MBIA Insured	8/14 at 100.00	AAA	2,297,965

8,525	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2003A, 5.000%, 1/01/15 - AMBAC Insured	7/13 at 100.00	AAA	9,410,833

10,350	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 - FSA Insured	4/12 at 100.00	AAA	10,924,839
	Tennessee - 3.0%

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured	3/10 at 101.00	AAA	2,229,380

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Apartments, Series 2000A:
1,190	5.850%, 7/01/20 - MBIA Insured	7/10 at 102.00	Aaa	1,259,841
5,155	5.950%, 7/01/31 - MBIA Insured	7/10 at 102.00	Aaa	5,545,594

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured	11/09 at 101.00	AAA	18,333,760
	Texas - 8.2%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	8,592,000
3,855	5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	4,075,814

	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001:
275	5.500%, 2/15/21 (Pre-refunded to 2/15/11) - FGIC Insured	2/11 at 100.00	AAA	310,767
2,330	5.500%, 2/15/21 - FGIC Insured	2/11 at 100.00	AAA	2,600,443

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 - MBIA Insured	11/11 at 100.00	AAA	5,365,000
6,500	5.250%, 11/15/22 - MBIA Insured	11/11 at 100.00	AAA	6,958,510
6,800	5.250%, 11/15/30 - MBIA Insured	11/11 at 100.00	AAA	7,163,732
2,500	5.375%, 11/15/41 - MBIA Insured	11/11 at 100.00	AAA	2,636,750

445	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	496,713

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 - MBIA Insured	3/12 at 100.00	AAA	5,310,800

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 - AMBAC Insured	2/14 at 100.00	AAA	1,298,576

2,280	North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001, 5.125%, 6/01/20 - FGIC Insured	12/11 at 100.00	AAA	2,481,643

5,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and Improvement Bonds, Fort Worth Osteopathic Hospital, Series 1993, 6.000%, 5/15/21 - MBIA Insured	No Opt. Call	AAA	5,114,050

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 - AMBAC Insured	No Opt. Call	AAA	11,602,600

	Waco, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004:
1,490	5.000%, 2/01/22 - MBIA Insured	2/14 at 100.00	AAA	1,597,623
1,500	5.000%, 2/01/23 - MBIA Insured	2/14 at 100.00	AAA	1,603,665
1,580	5.000%, 2/01/24 - MBIA Insured	2/14 at 100.00	AAA	1,683,063

4,070	Williamson County, Texas, General Obligation Bonds, DRIVERS, Series 188, 12.242%, 2/15/21 (IF) - FSA Insured	2/11 at 100.00	AAA	5,473,051
	Utah - 0.6%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 - AMBAC Insured	5/05 at 101.00	AAA	5,061,150
	Vermont - 0.1%

845	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 - FSA Insured	11/09 at 100.00	AAA	847,780
	Virginia - 1.3%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured	10/10 at 101.00	AAA	6,594,194

4,050	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	4,228,322

1,080	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2004A, 5.000%, 10/01/21 - MBIA Insured	10/14 at 100.00	AAA	1,166,270
	Washington - 9.3%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured	7/11 at 101.00	AAA	3,216,720

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured	7/12 at 100.00	AAA	5,322,946

	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004:
1,395	5.000%, 9/01/21 - FGIC Insured	9/14 at 100.00	AAA	1,503,364
1,535	5.000%, 9/01/23 - FGIC Insured	9/14 at 100.00	AAA	1,641,636
1,000	5.000%, 9/01/24 - FGIC Insured	9/14 at 100.00	AAA	1,065,390

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured	9/10 at 100.00	AAA	3,388,376
1,135	6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured	9/10 at 100.00	AAA	1,292,481

3,300	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2002, ROL-SER-II-152, 13.366%, 7/01/18 (IF) - MBIA Insured	7/12 at 100.00	AAA	4,736,721

	Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003:
1,720	5.000%, 7/01/19 - AMBAC Insured	7/12 at 100.00	AAA	1,834,500
1,435	5.000%, 7/01/23 - AMBAC Insured	7/12 at 100.00	AAA	1,514,485

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured	9/12 at 100.00	AAA	6,322,680

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 (Alternative Minimum Tax) - FGIC Insured	9/12 at 100.00	AAA	1,974,942

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	9,807,379

	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
460	6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured	3/10 at 101.00	AAA	526,184
7,475	6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	8,440,471

11,400	Seattle, Washington, Water System Revenue Refunding Bonds, Series 1993, 5.250%, 3/01/24 - FGIC Insured	3/09 at 100.00	AAA	12,275,862

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 - FGIC Insured	6/12 at 100.00	AAA	1,124,880

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded to 12/01/10) - FGIC Insured	12/10 at 100.00	Aaa	8,960,251

2,000	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm Community Schools, Series 2003, 5.250%, 12/01/18 - FSA Insured	6/13 at 100.00	Aaa	2,230,480

2,050	Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University, Series 2002, 5.050%, 4/01/22 - MBIA Insured	10/12 at 100.00	AAA	2,182,162

5,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1993B, 5.400%, 7/01/05 - FSA Insured	No Opt. Call	AAA	5,067,850
	Wisconsin - 1.3%

3,365	Evansville Community School District, Dane, Green and Rock Counties, Wisconsin, General Obligation Refunding Bonds, Series 2001, 5.500%, 4/01/19 - FGIC Insured	4/11 at 100.00	AAA	3,770,853

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 - FGIC Insured	No Opt. Call	AAA	2,670,440

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 - MBIA Insured	5/13 at 100.00	AAA	5,431,550

$845,530	Total Long-Term Investments (cost $825,952,184) - 98.7%			893,297,008

	Other Assets Less Liabilities - 1.3%			12,101,564

	Net Assets - 100%			$905,398,572

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
(WI)	Security purchased on a when-issued basis.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was $ 825,342,241.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

Gross unrealized:
Appreciation	$68,149,201
Depreciation	(194,434)

Net unrealized appreciation of investments	$67,954,767

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

January 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 3.1%

$7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA	$8,029,769

	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
1,050	5.250%, 12/01/06	No Opt. Call	A-	1,082,581
1,340	5.250%, 12/01/07	No Opt. Call	A-	1,399,724

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,000	5.000%, 1/01/10	No Opt. Call	A	4,326,960
4,000	5.250%, 1/01/11	No Opt. Call	A	4,400,240
10,000	5.250%, 1/01/12	No Opt. Call	A	11,027,800
7,000	5.250%, 1/01/13	No Opt. Call	A	7,748,650
10,000	5.250%, 1/01/14	No Opt. Call	A	11,071,700

5,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	5,608,350

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	10,332,352

17,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	19,554,850
	Arizona - 1.4%

9,170	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09	No Opt. Call	BBB+	9,658,394

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A-	2,679,100
1,000	5.000%, 4/01/17	4/14 at 100.00	A-	1,038,150

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 - MBIA Insured	7/13 at 100.00	Aaa	6,751,920

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 - MBIA Insured	12/13 at 100.00	AAA	12,162,920

3,770	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2003A, 5.000%, 7/01/15 - AMBAC Insured	7/13 at 100.00	AAA	4,161,741
	Arkansas - 0.3%

	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B:
500	5.000%, 9/01/09	No Opt. Call	BBB	526,770

2,500	5.625%, 9/01/28	9/09 at 100.00	BBB	2,557,225

4,000	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas Inc. Project, Series 1997, 5.600%, 10/01/17	6/05 at 100.00	Baa2	4,004,040
	California - 11.5%

1,955	Adelanto Public Financing Authority, California, Lease Revenue Refunding Bonds, Community Correctional Facility, Series 2001A, 5.250%, 4/01/10	No Opt. Call	A-	2,150,246

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC Insured	7/05 at 101.00	AAA	3,929,398

20,000	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric Company, Series 2004B, 3.500%, 12/01/23 (Alternative Minimum Tax) (Mandatory put 6/01/07) - FGIC Insured	No Opt. Call	AAA	20,270,600

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 - MBIA Insured	No Opt. Call	AAA	21,036,240

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 - MBIA Insured	2/13 at 100.00	AAA	12,189,727

	California, General Obligation Bonds, Series 2004:
15,000	5.000%, 4/01/11	No Opt. Call	A	16,481,850
17,000	5.250%, 12/01/12	No Opt. Call	A	19,111,230

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15	5/12 at 101.00	A2	9,315,840
10,000	5.875%, 5/01/16	5/12 at 101.00	A2	11,427,500

	California, Economic Recovery Revenue Bonds, Series 2004A:
15,000	5.250%, 7/01/12	No Opt. Call	AA-	16,883,700
20,000	5.250%, 7/01/13	No Opt. Call	AA-	22,633,200
7,500	5.250%, 7/01/14	No Opt. Call	AA-	8,515,950

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
3,715	5.000%, 6/01/10	No Opt. Call	A-	4,048,496
3,500	5.000%, 6/01/11	No Opt. Call	A-	3,834,670
5,000	5.000%, 6/01/12	No Opt. Call	A-	5,493,050
6,000	5.500%, 6/01/13	No Opt. Call	A-	6,828,960
8,075	5.500%, 6/01/14	12/13 at 100.00	A-	9,166,498
3,940	5.500%, 6/01/17	12/13 at 100.00	A-	4,430,530

14,570	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 1993, 5.250%, 2/01/13	2/05 at 100.00	Baa2	14,580,345

3,695	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 - RAAI Insured	8/13 at 100.00	AA	4,043,697

	Delano Financing Authority, California, State Correctional Facilities Lease Revenue Bonds, Series 2002A:
1,575	4.875%, 4/01/06	No Opt. Call	A-	1,595,948
1,605	4.875%, 4/01/08	No Opt. Call	A-	1,671,656
2,185	5.750%, 4/01/10	No Opt. Call	A-	2,380,164

10,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34 (Pre-refunded to 1/01/07)	1/07 at 100.00	AAA	10,692,600

15,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B, 5.375%, 6/01/17	6/06 at 100.00	A-	15,452,550

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 - AMBAC Insured	No Opt. Call	AAA	5,956,550

2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-3, 5.375%, 7/01/21	7/06 at 100.00	AA-	2,574,125

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 - FSA Insured	7/13 at 100.00	AAA	5,559,400

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured	4/08 at 101.00	AAA	6,212,160

3,000	Port of Oakland, California, Revenue Refunding Bonds, Series 1997I, 5.600%, 11/01/19 - MBIA Insured	11/07 at 102.00	AAA	3,293,640

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29	9/09 at 101.00	Baa3	4,165,040

4,635	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Foothill Area, Series 1994C, 8.000%, 8/15/09 - FGIC Insured	No Opt. Call	AAA	5,665,500

5,740	Torrance Redevelopment Agency, California, Tax Allocation, Industrial Redevelopment Project, Senior Lien, Series 1999C, 5.450%, 9/01/18 - MBIA Insured	9/09 at 102.00	AAA	6,406,529

8,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 - FSA Insured	9/11 at 101.00	AAA	9,518,222

6,100	University of California, General Revenue Bonds, Series 2003B, 5.250%, 5/15/15 - AMBAC Insured	5/13 at 100.00	AAA	6,843,346

3,220	Vallejo City Unified School District, Solano County, California, General Obligation Refunding Bonds, Series 2002A, 5.900%, 2/01/18 - MBIA Insured	No Opt. Call	AAA	3,893,495

1,185	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	3/05 at 100.00	Baa3	1,184,953
	Colorado - 1.5%

4,935	Adams and Arapahoe Counties Joint School District 28, Aurora, Colorado, General Obligation Bonds, Series 2004, 5.250%, 12/01/10 - FSA Insured	No Opt. Call	AAA	5,523,005

2,300	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)	8/05 at 95.92	AAA	2,180,124

2,000	Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)	12/06 at 102.00	AA	2,095,480

2,000	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/31	11/11 at 101.00	A	2,222,340

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	10,917,803

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 (Alternative Minimum Tax) - AMBAC Insured	11/10 at 100.00	AAA	3,377,190

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 - XLCA Insured	12/13 at 100.00	AAA	6,307,340

8,245	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 5.250%, 9/01/18 - MBIA Insured	9/07 at 101.00	AAA	8,838,228

215	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	216,015
	District of Columbia - 1.8%

	District of Columbia, Certificates of Participation, Series 2003:
3,695	5.500%, 1/01/15 - AMBAC Insured	1/14 at 100.00	AAA	4,173,650
1,000	5.500%, 1/01/16 - AMBAC Insured	1/14 at 100.00	AAA	1,126,310

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 - AMBAC Insured	6/13 at 100.00	AAA	12,682,654

1,900	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 - MBIA Insured	No Opt. Call	AAA	2,197,635

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
7,090	6.000%, 5/15/11	No Opt. Call	BBB	7,547,730

11,165	6.250%, 5/15/24	5/11 at 101.00	BBB	11,192,801
2,920	6.500%, 5/15/33	No Opt. Call	BBB	2,932,819

6,250	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%, 10/01/17 - AMBAC Insured	10/08 at 101.00	AAA	6,789,500
	Florida - 1.9%

300	Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27 (Mandatory put 2/01/07)	2/06 at 101.00	AAA	313,503

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 - MBIA Insured	7/13 at 100.00	AAA	5,350,500

500	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA Insured	No Opt. Call	AAA	582,925

55	Escambia County Housing Finance Authority, Florida, GNMA/FNMA Multi-County Single Family Mortgage Revenue Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum Tax)	4/07 at 102.00	Aaa	56,709

3,245	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 - AMBAC Insured	7/13 at 101.00	AAA	3,554,184

7,695	Florida State Turnpike Authority, Department of Transportation, Turnpike Revenue Bonds, Series 2003A, 5.000%, 7/01/16 - FSA Insured	7/13 at 101.00	AAA	8,486,739

200	Halifax Hospital Medical Center, Daytona Beach, Florida, Health Care Facilities Revenue Bonds, Halifax Management System Inc., Series 1998A, 4.600%, 4/01/08 - ACA Insured	No Opt. Call	A	208,300

4,210	JEA, Florida, St. John’s River Power Park System Revenue Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21	4/05 at 100.00	Aa2	4,217,031

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 - AMBAC Insured	No Opt. Call	AAA	5,918,750

400	Lee County, Florida, Capital Improvement Revenue Refunding Bonds, Series 1997A, 5.750%, 10/01/11 - MBIA Insured	No Opt. Call	AAA	462,340

250	Lee County Hospital Board, Florida, Fixed-Rate Hospital Revenue Bonds, Lee Memorial Health System, Series 1997A, 5.400%, 4/01/09 - MBIA Insured	4/07 at 102.00	AAA	268,473

165	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	7/06 at 102.00	A	173,202

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	A-	3,883,409

120	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	9/07 at 102.00	AAA	121,483

6,020	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1	6,608,816

9,275	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2004-2, 5.250%, 10/01/10 - MBIA Insured	No Opt. Call	Aaa	10,377,798

1,000	Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals Inc., Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	826,830

55	Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals Inc., Series 1997C, 6.750%, 5/01/05 (Alternative Minimum Tax)	No Opt. Call	N/R	51,897

200	Sarasota County Health Facility Authority, Florida, Health Facilities Revenue Bonds, Sunnyside Properties, Series 1995, 5.500%, 5/15/05	No Opt. Call	N/R	200,946

665	Sarasota Elderly Housing Corporation, Florida, First Mortgage Revenue Bonds, McCown Towers Annex Project, Series 1978, 7.500%, 7/01/09	7/05 at 102.00	N/R	646,899

	Georgia - 0.6%

3,175	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/18 - FSA Insured	1/15 at 100.00	AAA	3,472,148

7,330	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1992, 6.375%, 1/01/14 - FGIC Insured	No Opt. Call	AAA	8,735,528

3,240	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.000%, 1/01/11 - FSA Insured	No Opt. Call	AAA	3,563,935
	Illinois - 11.5%

12,880	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing Development Revenue Refunding Bonds, Series 1992B, 6.900%, 7/01/22	7/05 at 100.00	AA	12,899,964

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19	7/12 at 100.00	AA***	19,100,900

22,395	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O’Hare International Airport, Series 1993C, 5.000%, 1/01/18 - MBIA Insured	7/05 at 101.00	AAA	22,655,230

61,250	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	7/05 at 101.00	A+	61,631,588

10,000	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured	1/10 at 101.00	AAA	10,798,900

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 - AMBAC Insured	3/13 at 100.00	AAA	9,934,561

4,000	Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge, Series 1996, 5.500%, 1/01/23 (Pre-refunded to 1/01/07) - MBIA Insured	1/07 at 102.00	AAA	4,306,880

3,205	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 - FGIC Insured	1/06 at 102.00	AAA	3,336,309

22,335	Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured	11/06 at 102.00	AAA	23,666,389

6,760	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 - AMBAC Insured	11/12 at 100.00	AAA	7,497,786

4,505	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2003, 5.250%, 10/01/12	No Opt. Call	AAA	5,087,406

1,455	Elgin, Illinois, General Obligation Bonds, Series 2005A, 5.250%, 12/15/12 (WI, settling 2/15/05) - FSA Insured	No Opt. Call	AAA	1,645,707

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB	1,054,170

	Illinois Finance Authority, Revenue Bonds, Swedish American Hospital, Series 2004:
2,255	5.000%, 11/15/10 - AMBAC Insured	No Opt. Call	AAA	2,464,467
2,575	5.000%, 11/15/11 - AMBAC Insured	No Opt. Call	AAA	2,829,307
2,705	5.000%, 11/15/12 - AMBAC Insured	No Opt. Call	AAA	2,972,227
2,845	5.000%, 11/15/13 - AMBAC Insured	No Opt. Call	AAA	3,132,089
1,740	5.000%, 11/15/14 - AMBAC Insured	No Opt. Call	AAA	1,918,994

	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke’s Medical Center Obligated Group, Series 1993:
3,000	5.250%, 11/15/20 - MBIA Insured	5/05 at 101.00	AAA	3,034,830
34,120	5.500%, 11/15/25 - MBIA Insured	5/05 at 101.00	AAA	34,519,886

270	Illinois Health Facilities Authority, Revenue Bonds, Mercy Hospital and Center, Series 1996, 6.000%, 1/01/06	No Opt. Call	Caa1	230,737

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	9/08 at 101.00	A-	537,135

500	5.500%, 9/01/10	9/08 at 101.00	A-	532,665

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 - MBIA Insured	11/08 at 101.00	AAA	1,095,150

	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A:
500	5.750%, 8/15/08	8/07 at 101.00	Baa2	518,950
3,245	5.375%, 8/15/16	8/07 at 101.00	Baa2	3,170,819

8,000	Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999, 6.250%, 11/15/29	11/09 at 101.00	A	8,513,840

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Baa2	9,921,183

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24	10/11 at 100.00	A	3,229,920

	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003:
3,120	5.000%, 8/15/13 - MBIA Insured	No Opt. Call	AAA	3,435,713
7,410	5.000%, 8/15/14 - MBIA Insured	8/13 at 100.00	AAA	8,101,131

3,335	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2002A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)	2/12 at 100.00	AA	3,469,801

2,775	Illinois, Sales Tax Revenue Bonds, Series 1993S, 5.250%, 6/15/18	6/05 at 100.00	AAA	2,802,806

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 - MBIA Insured	6/12 at 101.00	AAA	26,417,110
	Indiana - 2.4%

6,835	Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15 (Pre-refunded to 8/01/07) - MBIA Insured	8/07 at 101.00	AAA	7,391,027

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	A+	3,153,120

11,590	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 - AMBAC Insured	3/05 at 100.00	AAA	11,977,106

38,600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Daughters of Charity, Series 1993, 5.750%, 11/15/22	5/06 at 100.00	Aaa	39,089,448

2,120	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21	5/05 at 100.00	AA-***	2,614,617
	Iowa - 0.1%

1,245	Iowa Housing Finance Authority, Single Family Mortgage Bonds, Series 1977A, 5.875%, 8/01/08	2/05 at 100.00	Aaa	1,259,778

1,025	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/12	6/11 at 101.00	BBB	1,057,021
	Kansas - 0.4%

	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003:
3,350	5.000%, 10/01/19 - FGIC Insured	10/13 at 100.00	AAA	3,653,879
7,700	5.000%, 10/01/20 - FGIC Insured	10/13 at 100.00	AAA	8,376,445
	Kentucky - 0.9%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09	No Opt. Call	Baa2	537,860

1,500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 73, Series 2001, 5.250%, 11/01/11	No Opt. Call	Aa3	1,685,370

4,820	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/17 (Pre-refunded to 10/01/13) - MBIA Insured	10/13 at 100.00	AAA	5,429,730

16,980	Kentucky Turnpike Authority, Road Resource Recovery Revenue Refunding Bonds, Series 1987A, 5.000%, 7/01/08	7/05 at 100.00	Aa3***	17,061,504
	Louisiana - 0.7%

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 - FSA Insured	12/08 at 102.00	AAA	5,486,070

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A+	2,481,312

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	12,101,904
	Maryland - 0.1%

1,605	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/07 at 102.00	Aa2	1,675,700

500	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Pickersgill Inc., Series 1997A, 5.750%, 1/01/08	1/07 at 102.00	A-	535,000
	Massachusetts - 6.5%

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded to 7/01/12) - FSA Insured	7/12 at 100.00	AAA	9,150,825

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	Aa2	11,543,000

4,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002B, 5.500%, 3/01/19 (Pre-refunded to 3/01/12) - FSA Insured	3/12 at 100.00	AAA	4,527,920

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C:
19,675	5.500%, 11/01/11 - FSA Insured	No Opt. Call	AAA	22,377,361
4,000	5.500%, 11/01/19 (Pre-refunded to 11/01/12)	11/12 at 100.00	Aa2***	4,555,560

5,400	Massachusetts, General Obligation Refunding Bonds, Series 1996A, 6.000%, 11/01/11 - MBIA Insured	No Opt. Call	AAA	6,297,156

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A:
9,060	5.000%, 1/01/19 (Pre-refunded to 1/01/13)	1/13 at 100.00	Aa2	9,989,103
5,250	5.125%, 1/01/20 (Pre-refunded to 1/01/13)	1/13 at 100.00	Aa2***	5,833,380
12,500	5.000%, 1/01/21 (Pre-refunded to 1/01/13)	1/13 at 100.00	Aa2	13,781,875

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C:
10,000	5.250%, 8/01/20 (Pre-refunded to 8/01/13)	8/13 at 100.00	Aa2	11,244,200
7,040	5.000%, 8/01/21 (Pre-refunded to 8/01/13)	8/13 at 100.00	Aa2	7,787,718

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	Aa2	8,101,800

5,000	Massachusetts, Federal Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aaa	5,636,100

2,850	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.500%, 1/01/11 - MBIA Insured	No Opt. Call	AAA	3,188,495

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 - ACA Insured	7/08 at 101.00	A	849,400

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/08 at 102.00	BBB	1,537,875
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB	1,870,826

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
10,000	5.000%, 12/15/11 - FSA Insured	No Opt. Call	Aaa	11,036,600
12,500	5.000%, 12/15/12 - FSA Insured	No Opt. Call	Aaa	13,832,500
12,000	5.000%, 12/15/13 - FSA Insured	No Opt. Call	Aaa	13,263,840
7,015	5.000%, 12/15/14 - FSA Insured	No Opt. Call	Aaa	7,767,429

1,700	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	8/12 at 100.00	AAA	1,883,753
	Michigan - 5.4%

15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06) - AMBAC Insured	5/06 at 102.00	AAA	15,916,200

2,575	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/13 - FSA Insured	No Opt. Call	AAA	2,868,705

3,370	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Aquinas College, Series 1998C, 5.125%, 5/01/16 - RAAI Insured	5/08 at 100.00	AA	3,482,187

4,025	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/15	10/14 at 100.00	AAA	4,484,897

1,805	Michigan Public Power Agency, Revenue Refunding Bonds, Belle River Project, Series 2002A, 5.250%, 1/01/09 - MBIA Insured	No Opt. Call	AAA	1,971,782

15,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 1997-II, 4.750%, 10/15/13 (Pre-refunded to 10/15/07)	10/07 at 100.00	AA***	15,873,000

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
5,000	5.250%, 10/15/12	10/09 at 100.00	AA	5,464,800
14,080	4.750%, 10/15/17	10/09 at 100.00	AA	14,940,288
3,850	4.750%, 10/15/21	10/09 at 100.00	AA	3,986,213

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I:
5,930	5.250%, 10/15/12 - FSA Insured	No Opt. Call	AAA	6,698,765
3,500	5.250%, 10/15/15 - FSA Insured	10/13 at 100.00	AAA	3,928,120

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	2/05 at 102.00	Ba3	19,641,216
41,900	5.500%, 8/15/23	2/05 at 102.00	Ba3	38,867,278

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)	10/05 at 100.00	AAA	3,106,470

545	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	BBB	569,847

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Regional Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08	No Opt. Call	Aaa	1,095,070

215	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08	No Opt. Call	BBB-	219,650

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A	1,593,407
	Minnesota - 0.6%

1,170	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 - MBIA Insured	2/05 at 102.00	AAA	1,194,827

950	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	BBB+	1,006,867

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,997,722

3,950	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Refunding Bonds, Series 2002A, 5.000%, 1/01/09 - AMBAC Insured	No Opt. Call	AAA	4,283,143

5,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured	No Opt. Call	A	5,588,900
	Mississippi - 0.3%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/05 at 101.00	BBB-	8,686,933
	Missouri - 1.5%

6,220	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/15 - MBIA Insured	3/14 at 100.00	Aaa	6,888,401

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,501,961

13,180	Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B, 5.375%, 9/01/15 - FGIC Insured	9/12 at 100.00	AAA	14,729,309

5,200	Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2004E, 5.250%, 9/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	5,692,232

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
550	5.375%, 11/15/09	11/08 at 102.00	N/R	541,420
3,650	5.800%, 11/15/17	11/08 at 102.00	N/R	3,506,409

1,350	Missouri Housing Development Commission, FHA-Insured Mortgage Loan Housing Development Bonds, Series 1979B, 7.000%, 9/15/22	3/05 at 100.00	Aaa	1,353,294

300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.550%, 2/01/09	2/07 at 102.00	N/R	316,287

350	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)	6/05 at 100.00	N/R	351,256
	Montana - 0.2%

6,325	Montana Health Facilities Authority, Health Care Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	6/06 at 102.00	BBB-	6,409,502
	National - 0.1%

3,500	GMAC Municipal Mortgage Trust, Series A1-1, 4.180%, 10/31/39 (Alternative Minimum Tax) (Mandatory put 10/31/09)	No Opt. Call	A3	3,512,775
	Nevada - 0.5%

5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured	7/05 at 100.00	AAA	5,047,100

1,935	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	5/05 at 103.00	N/R	1,995,062

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 - ACA Insured	10/12 at 101.00	A	3,370,320

4,005	Washoe County Airport Authority, Reno, Nevada, Airport Revenue Bonds, Series 2003, 5.000%, 7/01/11 - FSA Insured	No Opt. Call	Aaa	4,379,988
	New Hampshire - 0.4%

10,000	New Hampshire Housing Finance Authority, Multifamily Remarketed Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa	10,547,300

	New Jersey - 3.2%

14,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/13 - FSA Insured	No Opt. Call	Aaa	15,620,920

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative Minimum Tax) (Mandatory put 12/01/09)	No Opt. Call	BBB	1,130,540

90	New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service Inc., Series 1995B, 5.500%, 5/15/05 - MBIA Insured	No Opt. Call	AAA	90,888

20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%, 12/15/12 - FGIC Insured	No Opt. Call	AAA	22,475,600

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004A:
5,000	5.250%, 6/15/11 - FGIC Insured	No Opt. Call	AAA	5,586,450
5,000	5.250%, 6/15/12 - FGIC Insured	No Opt. Call	AAA	5,601,950

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/11 - FSA Insured	No Opt. Call	AAA	11,374,700

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
6,815	5.000%, 6/01/09	No Opt. Call	BBB	6,987,828
6,155	5.500%, 6/01/12	No Opt. Call	BBB	6,347,282
9,535	5.750%, 6/01/16 (DD, settling 2/17/05)	6/12 at 100.00	BBB	9,765,938
2,045	5.750%, 6/01/32	6/12 at 100.00	BBB	1,988,558
	New Mexico - 0.5%

5,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison Company - Four Corners Project, Series 1991A, 7.200%, 4/01/21	4/05 at 100.00	A3	5,135,500

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21	8/11 at 101.00	Aa3	8,230,724
	New York - 11.7%

16,845	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 - FSA Insured	6/08 at 101.00	AAA	18,032,909

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
12,500	5.250%, 12/01/13	No Opt. Call	A-	13,957,875
1,540	5.250%, 6/01/14	No Opt. Call	A-	1,716,315

3,685	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB	3,809,037

300	New York City, New York, General Obligation Bonds, Fiscal Series 1997B, 5.700%, 8/15/07	8/06 at 101.50	A	317,469

10,770	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/08 at 101.00	A	11,473,820

6,435	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/07	No Opt. Call	A	6,794,781

	New York City, New York, General Obligation Bonds, Fiscal Series 1997E:
9,940	6.000%, 8/01/16 (Pre-refunded to 8/01/06)	8/06 at 101.50	A***	10,624,071
5,680	6.000%, 8/01/16	8/06 at 101.50	A	6,033,410

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004G, 5.000%, 8/01/10	No Opt. Call	A	3,802,190

	New York City, New York, General Obligation Bonds, Fiscal Series 2004A:
10,185	5.000%, 8/01/11	No Opt. Call	A	11,117,029
7,080	5.000%, 8/01/12	No Opt. Call	A	7,759,609

	New York City, New York, General Obligation Bonds, Fiscal Series 2004B:
15,000	5.250%, 8/01/11	No Opt. Call	A	16,589,550
5,000	5.250%, 8/01/12	No Opt. Call	A	5,561,650

5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Subordinate Lien, Fiscal Series 2003A, 5.500%, 11/01/26	11/11 at 100.00	AA+	5,613,300

11,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/23	2/13 at 100.00	AA+	11,711,920

	Dormitory Authority of the State of New York, New York City, Court Facilities Lease Revenue Bonds, Series 2003A:
12,315	5.750%, 5/15/14	5/13 at 100.00	A	14,045,627
15,500	5.500%, 5/15/18	5/13 at 100.00	A	17,177,410

7,075	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/31 (Mandatory put 7/01/13) - FGIC Insured	No Opt. Call	AAA	7,840,090

8,400	Dormitory Authority of the State of New York, Revenue Bonds, Beth Israel Medical Center, Series 1996, 6.000%, 11/01/15 (Pre-refunded to 11/01/05) - MBIA Insured	11/05 at 102.00	AAA	8,808,324

16,500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 - FSA Insured	No Opt. Call	AAA	18,412,185

5,925	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.500%, 8/15/17	2/07 at 102.00	AA-	6,349,349

750	New York State Housing Finance Agency, Revenue Refunding Bonds, New York City Health Facilities, Series 1996A, 6.000%, 5/01/06	No Opt. Call	A+	781,838

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	16,456,238

	New York State Power Authority, General Revenue Bonds, Series 2000A:
4,395	5.500%, 11/15/16	12/05 at 100.00	Aa2	4,511,599
3,775	5.500%, 11/15/17	12/05 at 100.00	Aa2	3,873,792

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 - MBIA Insured	10/12 at 100.00	AAA	9,288,140

7,500	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2002C, 6.000%, 7/01/26	2/05 at 100.00	BBB-	7,507,500

400	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	423,800

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	1,135,720

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA-	2,156,220
40,000	5.500%, 6/01/17	6/11 at 100.00	AA-	44,208,000

15,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/17	6/11 at 100.00	AA-	16,542,300
	North Carolina - 3.0%

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA-	2,153,960

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
10,000	5.375%, 1/01/11	No Opt. Call	BBB	10,841,000
20,000	5.375%, 1/01/13	No Opt. Call	BBB	21,842,600
11,000	5.125%, 1/01/23	1/13 at 100.00	BBB	11,397,650

11,230	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08	No Opt. Call	BBB	12,400,728

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/09 at 102.00	BBB	2,672,750

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A3	7,794,150

10,000	5.250%, 1/01/18 - MBIA Insured	1/13 at 100.00	AAA	11,126,800

725	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10	6/05 at 100.00	N/R***	728,589
	Ohio - 0.3%

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AAA	1,124,430

5,635	Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan Sewer District, Series 2003A, 5.000%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	6,245,101

475	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996C, 6.000%, 5/15/06	No Opt. Call	BBB+	494,831
	Oklahoma - 0.3%

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 - FGIC Insured	7/13 at 101.00	AAA	9,201,361
	Oregon - 0.5%

3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.250%, 11/15/15	11/14 at 100.00	AA+	3,402,000

8,720	Oregon Department of Administrative Services, Certificates of Participation, Series 1997A, 5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured	5/07 at 101.00	AAA	9,440,882
	Pennsylvania - 1.8%

1,250	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport, Series 1997A, 5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	1,398,200

6,975	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB-	7,576,315

10,000	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Pennsylvania Power and Light Company Project, Series 1994B, 6.400%, 9/01/29 - MBIA Insured	3/05 at 102.00	AAA	10,438,700

	Pennsylvania Housing Finance Agency, FHA-Insured Multifamily Housing Revenue Refunding Mortgage Loan Bonds, Series 1992:
2,880	8.100%, 7/01/13	7/05 at 100.00	AAA	2,887,027
13,065	8.200%, 7/01/24	7/05 at 100.00	AAA	13,324,993

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998:
470	4.900%, 4/01/07	No Opt. Call	BBB-	484,913
495	4.950%, 4/01/08	No Opt. Call	BBB-	515,651

3,150	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/14 - FSA Insured	No Opt. Call	AAA	3,458,574

5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/17 - FGIC Insured	8/12 at 100.00	AAA	5,616,650

3,500	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2002A, 5.000%, 9/01/12 - AMBAC Insured	3/12 at 100.00	AAA	3,829,735
	Puerto Rico - 4.3%

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	12,587,960

10,000	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/30 (Mandatory put 7/01/12)	No Opt. Call	A-	10,779,000

10,000	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 - FGIC Insured	No Opt. Call	AAA	11,511,100

5,280	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Z, 6.250%, 7/01/15 - MBIA Insured	No Opt. Call	AAA	6,540,758

4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	4,670,160

3,250	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 2003, 5.500%, 7/01/13 - FGIC Insured	No Opt. Call	AAA	3,772,925

15,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 - FGIC Insured	No Opt. Call	AAA	17,213,100

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004J, 5.000%, 7/01/28 (Mandatory put 7/01/12)	No Opt. Call	A-	3,233,700

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 - MBIA Insured	7/12 at 101.00	AAA	4,754,904
5,000	5.000%, 7/01/20 - MBIA Insured	7/12 at 101.00	AAA	5,469,100

	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003:
12,610	5.000%, 12/01/11	No Opt. Call	AA***	13,889,411
1,935	5.000%, 12/01/12	No Opt. Call	AA***	2,136,724
11,695	5.000%, 12/01/17	12/13 at 100.00	AA***	12,670,597

5,500	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2004A, 5.750%, 8/01/27 (Mandatory put 2/01/12)	No Opt. Call	BBB+	6,191,570
	Rhode Island - 0.3%

7,895	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	7,820,708
	South Carolina - 0.3%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28	12/12 at 101.00	AA-	4,311,560

3,600	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 1999A, 5.500%, 1/01/11 - MBIA Insured	1/10 at 101.00	AAA	4,032,900
	South Dakota - 0.2%

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and Health System, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	A+	4,208,440
	Tennessee - 1.7%

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB	548,385

10,000	Memphis, Tennessee, General Improvement Bonds, Series 2000, 5.250%, 4/01/19	4/08 at 101.00	AA	10,789,100

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
3,000	5.000%, 12/01/09 - MBIA Insured	No Opt. Call	AAA	3,274,320
14,645	5.000%, 12/01/13 - MBIA Insured	No Opt. Call	AAA	16,279,968

6,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/31 (Alternative Minimum Tax) (Mandatory put 8/01/07)	No Opt. Call	BBB	6,786,045

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R	7,819,665
	Texas - 6.4%

5,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 - MBIA Insured	11/13 at 100.00	AAA	5,543,050

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 - MBIA Insured	5/13 at 100.00	AAA	9,742,392

2,000	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1996B, 5.700%, 11/15/21 - MBIA Insured	11/06 at 100.00	AAA	2,107,780

6,585	Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, Series 1997, 6.500%, 8/01/23	8/08 at 100.00	AAA	7,396,140

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA	2,650,530

12,555	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health, Series 1999A, 5.625%, 7/01/12 - MBIA Insured	7/09 at 101.00	AAA	13,905,792

15,000	Harris County, Texas, General Obligation Bonds, Subordinate Lien, Series 2004B, 5.000%, 8/15/32 (Mandatory put 8/15/12) - FSA Insured	No Opt. Call	AAA	16,458,600

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21	2/05 at 100.00	AAA	7,028,490

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A	3,541,192
1,475	5.250%, 12/01/10	No Opt. Call	A	1,611,851
1,000	5.250%, 12/01/11	No Opt. Call	A	1,098,990
1,150	5.250%, 12/01/12	No Opt. Call	A	1,264,448
1,000	5.250%, 12/01/13	No Opt. Call	A	1,095,150

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
3,500	5.250%, 5/15/11 - MBIA Insured	No Opt. Call	AAA	3,914,715
5,750	5.250%, 5/15/12 - MBIA Insured	No Opt. Call	AAA	6,466,910
3,595	5.250%, 5/15/13 - MBIA Insured	No Opt. Call	AAA	4,064,795

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded to 12/01/12) - AMBAC Insured	12/12 at 100.00	AAA	6,990,000
5,385	5.750%, 12/01/16 (Pre-refunded to 12/01/12) - AMBAC Insured	12/12 at 100.00	AAA	6,273,525

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A:
10,000	5.500%, 12/01/14 - FSA Insured	12/11 at 100.00	AAA	11,323,800
4,200	5.500%, 12/01/17 - FSA Insured	12/11 at 100.00	AAA	4,744,488

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 - AMBAC Insured	5/13 at 100.00	AAA	5,023,344

	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
2,855	5.250%, 12/15/14 - FGIC Insured	12/13 at 100.00	AAA	3,218,499
3,465	5.250%, 12/15/17 - FGIC Insured	12/13 at 100.00	AAA	3,869,573

3,135	Northside Independent School District, Bexar County, Texas, General Obligation Refunding Bonds, Series 2002A, 5.250%, 2/15/18	2/12 at 100.00	AAA	3,462,263

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2	9,482,617
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2	10,197,779

535	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, NHP Foundation - Asmara Project, Series 1996A, 5.800%, 1/01/06	No Opt. Call	AAA	552,099

16,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1993, 5.250%, 7/15/15	7/05 at 101.00	AAA	16,860,855

1,100	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3	1,149,621
	Utah - 0.2%

5,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured	7/07 at 102.00	AAA	5,446,200

245	Layton City, Utah, Industrial Development Revenue Bonds, CDI Ltd. Project, K-Mart Guaranteed, Series 1980, 8.750%, 6/01/05	No Opt. Call	N/R	244,508
	Virgin Islands - 0.0%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	7/08 at 101.00	N/R	1,062,250
	Virginia - 0.7%

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2003B:
2,685	5.250%, 10/01/14 - FGIC Insured	10/13 at 100.00	AAA	3,006,878
2,280	5.250%, 10/01/15 - FGIC Insured	10/13 at 100.00	AAA	2,536,295

500	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.250%, 8/15/07	No Opt. Call	BB	505,700

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3	606,188

11,175	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08	5/05 at 100.00	AA+	11,234,898
	Washington - 5.4%

2,940	Chelan County Public Utility District 1, Washington, Rocky Reach Hydroelectric System Revenue Bonds, Series 1968, 5.125%, 7/01/23	7/05 at 100.00	AA	2,944,586

2,000	Vancouver School District 37, Clark County, Washington, General Obligation Bonds, Series 2001, 5.500%, 12/01/17 - FGIC Insured	6/11 at 100.00	Aaa	2,242,240

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18	No Opt. Call	AA***	2,737,154

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 - FSA Insured	7/11 at 101.00	AAA	5,653,250

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 - MBIA Insured	7/12 at 100.00	AAA	5,613,400

11,260	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2004A, 5.250%, 7/01/11 - AMBAC Insured	No Opt. Call	AAA	12,557,940

6,045	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2003, 5.250%, 11/01/16 - FSA Insured	11/13 at 100.00	AAA	6,787,628

3,345	Tacoma, Washington, Water Revenue Bonds, Series 2003, 5.000%, 12/01/12 - FSA Insured	No Opt. Call	AAA	3,708,267

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
5,000	5.250%, 6/01/09	No Opt. Call	BBB	5,175,700
6,785	6.500%, 6/01/26	6/13 at 100.00	BBB	6,909,030

4,725	Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/18 - MBIA Insured	1/12 at 100.00	AAA	5,129,413

7,845	Washington, Various Purpose General Obligation Bonds, Series 2000A, 5.625%, 7/01/21 - FSA Insured	7/10 at 100.00	AAA	8,726,229

10,540	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1997B, 5.125%, 7/01/14 - MBIA Insured	7/07 at 102.00	AAA	11,317,220

	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1993A:
1,650	7.000%, 7/01/07	No Opt. Call	Aaa	1,816,699
12,610	7.000%, 7/01/07	No Opt. Call	Aaa	13,946,408

5,000	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aaa	6,468,750

20,000	Washington State Public Power Supply System, Nuclear Project 1 Revenue Bonds, Series 1993, 5.750%, 7/01/11 - FSA Insured	No Opt. Call	AAA	22,707,000

7,805	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa	9,095,947

10,500	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1996A, 5.750%, 7/01/11 - MBIA Insured	7/06 at 102.00	AAA	11,178,405
	West Virginia - 0.1%

2,500	West Virginia University, Unlimited Student Fees General Revenue Bonds, West Virginia University Project, Series 2004C, 5.000%, 10/01/23 - FGIC Insured	10/14 at 100.00	AAA	2,695,550
	Wisconsin - 4.4%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
3,000	5.000%, 6/01/08	No Opt. Call	BBB	3,084,480
1,265	5.000%, 6/01/09	No Opt. Call	BBB	1,297,080

3,265	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17	No Opt. Call	AA***	3,655,592

10,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/08 at 101.50	AA	10,306,800

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA	3,735,650

30,325	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1993C, 5.800%, 11/01/13	6/05 at 101.00	AA	30,665,243

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/11 - MBIA Insured	No Opt. Call	AAA	5,523,500

4,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Memorial Lutheran Hospital Inc., Series 1994, 5.875%, 10/01/13 - MBIA Insured	4/05 at 102.00	AAA	4,151,634

31,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Medical Group Inc., Series 1996, 5.750%, 11/15/25 - FSA Insured	5/06 at 102.00	AAA	32,662,840

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College, Series 1998, 5.000%, 10/01/09	10/07 at 101.00	BBB	780,143

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured	No Opt. Call	AAA	8,169,890

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 - AMBAC Insured	No Opt. Call	AAA	5,157,462

9,615	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2003B, 4.500%, 12/01/23 (Mandatory put 11/30/07) - FSA Insured	12/07 at 100.00	Aaa	10,052,382

$2,470,317	Total Long-Term Investments (cost $2,545,547,982) - 99.0%			2,666,456,222
	Short-Term Investments - 0.6%

12,000	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable Rate Demand Obligations, Series 2000, 1.820%, 7/01/30 - FSA Insured †		A-1+	12,000,000

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Boston University, Variable Rate Demand Obligations, Series 2002R-2, 1.810%, 10/01/42 - XLCA Insured †		A-1+	3,000,000

$15,000	Total Short-Term Investments (cost $15,000,000)			15,000,000
	Total Investments (cost $2,560,547,982) - 99.6%			2,681,456,222

Other Assets Less Liabilities - 0.4%	9,703,589

Net Assets - 100%	$2,691,159,811

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was $2,554,327,254.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

Gross unrealized:
Appreciation	$129,481,065
Depreciation	(2,352,097)

Net unrealized appreciation of investments	$127,128,968

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

January 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 2.7%

$3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A-	$4,037,147

4,100	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3	4,261,745

4,840	Cullman Medical Park South, Alabama, Revenue Refunding Bonds, Cullman Regional Medical Center, Series 1993A, 6.500%, 2/15/13	2/05 at 100.00	Baa2	4,844,743

1,250	Huntsville, Alabama, General Obligation School Refunding Warrants, Series 2002F, 5.500%, 8/01/10	No Opt. Call	AA	1,405,138

2,500	Huntsville, Alabama, General Obligation Warrants, Series 2005, 5.400%, 2/01/10 (WI, settling 2/01/05) - FSA Insured	No Opt. Call	AAA	2,783,550

5,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	5,608,350
	Arizona - 3.7%

2,380	Arizona Educational Loan Marketing Corporation, Senior Lien Educational Loan Revenue Bonds, Series 2003A-3, 3.700%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	AAA	2,429,456

1,000	Arizona School Facilities Board, Certificates of Participation, Series 2004C, 5.000%, 9/01/10 - FSA Insured	No Opt. Call	AAA	1,097,670

2,775	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2002, 5.500%, 7/01/10	No Opt. Call	AAA	3,127,508

5,000	Arizona State University, Certificates of Participation, Series 2004, 5.000%, 7/01/09 - MBIA Insured	No Opt. Call	AAA	5,441,950

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A-	1,098,134
695	5.250%, 5/15/11	No Opt. Call	A-	756,535
1,000	5.250%, 5/15/12	No Opt. Call	A-	1,090,040

7,300	Deer Valley Unified School District No. 97 of Maricopa County, Arizona, General Obligation Bonds, Series 2001 Refunding, 5.000%, 7/01/10 (DD, settling 2/01/05) - FGIC Insured	No Opt. Call	Aaa	8,041,972

1,500	Phoenix Civic Improvement Corporation, Arizona, Transit Excise Tax Revenue Bonds, Light Rail Project, Series 2004, 5.000%, 7/01/10 - AMBAC Insured	No Opt. Call	AAA	1,651,680

2,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Refunding Bonds, Series 2002C, 5.000%, 1/01/10	No Opt. Call	AA	2,190,640

2,000	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Series 2002, 5.250%, 6/01/10 - FSA Insured	No Opt. Call	AAA	2,224,660

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put 3/01/08)	No Opt. Call	BBB	2,046,140
	Arkansas - 1.0%

560	Arkansas Development Finance Authority, FHA-Insured or VA Guaranteed Mortgage Loans, Single Family Mortgage Revenue Refunding Bonds, Series 1991A, 8.000%, 8/15/11	2/05 at 100.00	AA	561,462

2,000	Little Rock, Arkansas, General Obligation Bonds, Series 2004, 4.000%, 4/01/09 - FSA Insured	No Opt. Call	AAA	2,089,300

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Baa1	1,753,634
3,415	5.500%, 11/01/12	11/11 at 101.00	Baa1	3,716,988
	California - 9.0%

11,750	California Higher Education Loan Authority, Subordinate Student Loan Revenue Refunding Bonds, Series 1994D, 6.500%, 6/01/05 (Alternative Minimum Tax)	No Opt. Call	A2	11,917,320

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 - MBIA Insured	No Opt. Call	AAA	11,686,800

5,000	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/10	No Opt. Call	A	5,457,600

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
5,000	5.500%, 5/01/07	No Opt. Call	A2	5,308,500
3,000	5.500%, 5/01/08	No Opt. Call	A2	3,250,290

10,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/08	No Opt. Call	AA-	10,767,700

8,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)	7/08 at 101.00	BBB	9,214,100

5,000	California Statewide Community Development Authority, Multifamily Housing Refunding Bonds, Archstone Communities Trust, Archstone Oakridge Apartments, Series 1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)	No Opt. Call	BBB+	5,321,900

5,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004H, 2.625%, 4/01/34 (Mandatory put 5/01/08)	No Opt. Call	A	4,929,550

460	Long Beach, California, Revenue Bonds, Aquarium of the Pacific Project, Series 1995A, 5.750%, 7/01/05	No Opt. Call	AAA	467,061

6,340	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 - FGIC Insured	3/05 at 100.00	AAA	6,985,475

335	Taft Public Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition, Series 1997A, 5.500%, 1/01/06	No Opt. Call	A-	342,491
	Colorado - 2.7%

9,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)	8/05 at 95.92	AAA	8,530,920

5,000	Central Platte Valley Metropolitan District, Colorado, General Obligation Refunding Bonds, Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)	No Opt. Call	AA-	5,293,650

	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004:
680	4.500%, 1/15/09	No Opt. Call	BBB	701,406
500	5.000%, 1/15/11	No Opt. Call	BBB	526,605

	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001:
660	5.300%, 9/01/07	No Opt. Call	Baa1	694,049
690	5.400%, 9/01/08	No Opt. Call	Baa1	735,878
830	5.500%, 9/01/09	No Opt. Call	Baa1	896,857

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07 (Alternative Minimum Tax) - MBIA Insured	11/06 at 101.00	AAA	5,269,100

335	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	336,581
	Connecticut - 1.0%

3,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/10 - MBIA Insured	No Opt. Call	Aaa	3,320,970

535	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	Ba1	537,691

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. - Congregational Avery Heights, Series 1997:
900	5.200%, 4/01/05	No Opt. Call	BBB-	901,494
935	5.300%, 4/01/06	No Opt. Call	BBB-	944,210

3,000	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)	No Opt. Call	BBB+	3,082,830
	Delaware - 1.0%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2004:
1,250	5.000%, 1/01/09 - AMBAC Insured	No Opt. Call	AAA	1,356,388
1,000	5.000%, 1/01/10 - AMBAC Insured	No Opt. Call	AAA	1,095,800

2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	Baa1	2,131,300

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax) (Mandatory put 7/01/10)	No Opt. Call	Baa1	2,296,519

	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	Baa1	623,401
1,215	5.250%, 6/01/10	No Opt. Call	Baa1	1,313,148
	Florida - 7.6%

	Collier County, Florida, Limited General Obligation Bonds, Conservation Collier Program, Series 2005A:
4,050	5.000%, 1/01/10 (WI, settling 2/02/05) - AMBAC Insured	No Opt. Call	AAA	4,451,639
4,355	5.000%, 1/01/11 (WI, settling 2/02/05) - AMBAC Insured	No Opt. Call	AAA	4,827,605

1,860	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities Improvements, Series 2004, 5.000%, 10/01/09 - AMBAC Insured	No Opt. Call	AAA	2,035,640

8,000	Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds, Series 1998A, 6.000%, 7/01/13 - FSA Insured	No Opt. Call	AAA	9,507,920

2,210	Florida State Education System, Housing Facility Revenue Bonds, Florida International University, Series 2004A, 5.000%, 7/01/10 - MBIA Insured	No Opt. Call	AAA	2,436,967

5,000	Florida State Turnpike Authority, Department of Transportation, Turnpike Revenue Bonds, Series 2003A, 5.250%, 7/01/10 - FSA Insured	No Opt. Call	AAA	5,575,650

5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003A, 5.250%, 10/01/09 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	5,455,550

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2	2,805,678

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	Baa1	1,766,639

3,635	Kissimmee Utility Authority, Florida, Electric System Revenue Refunding Bonds, Series 2003, 5.000%, 10/01/08 - FSA Insured	No Opt. Call	Aaa	3,936,123

4,105	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	7/06 at 102.00	A	4,309,060

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	A-	4,075,311

8,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2004, 5.250%, 7/01/09	No Opt. Call	Aa1	8,807,040

4,940	Polk County Housing Finance Authority, Florida, FNMA Collateralized Multifamily Housing Revenue Bonds, Winter Oaks Apartments, Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)	7/05 at 101.00	AAA	5,043,444
	Georgia - 1.0%

7,745	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/09 - FSA Insured	No Opt. Call	AAA	8,470,552
	Illinois - 2.0%

4,275	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.000%, 7/01/08	No Opt. Call	AA***	4,549,883

5,000	Chicago, Illinois, Special Facility Revenue Bonds, O’Hare International Airport, United Air Lines Inc. Project, Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/07) #	No Opt. Call	N/R	2,043,750

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 - XLCA Insured	No Opt. Call	AAA	1,247,671
1,030	5.000%, 11/15/12 - XLCA Insured	No Opt. Call	AAA	1,135,585

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A	1,944,115
2,540	5.250%, 11/15/10	No Opt. Call	A	2,781,554

770	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series 1996B, 5.500%, 2/15/06	No Opt. Call	A	793,377

2,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa1	2,186,220
	Indiana - 0.9%

	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998:
715	5.150%, 8/15/05	No Opt. Call	N/R	718,403
790	5.250%, 8/15/07	No Opt. Call	N/R	801,021
680	5.300%, 8/15/08	No Opt. Call	N/R	691,417
775	5.350%, 8/15/09	8/08 at 101.00	N/R	783,967

4,150	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana and Michigan Power Company, Series 2002A, 4.900%, 6/01/25 (Mandatory put 6/01/07)	No Opt. Call	BBB	4,283,796
	Kansas - 0.9%

2,000	Burlington, Kansas, Environmental Improvement Revenue Refunding Bonds, Kansas City Power and Light Company, Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3	2,083,180

5,225	Kansas Department of Transportation, Highway Revenue Bonds, Series 1998, 5.500%, 9/01/10 - AMBAC Insured	No Opt. Call	AAA	5,899,809
	Kentucky - 3.0%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09	No Opt. Call	Baa2	9,143,620

2,170	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A, 5.500%, 7/01/06	No Opt. Call	A-	2,247,860

5,285	Kenton County Airport Board, Kentucky, Airport Revenue Refunding Bonds, Cincinnati/Northern Kentucky International Airport, Series 2002A, 5.625%, 3/01/09 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	5,788,502

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
2,670	5.300%, 10/01/05	No Opt. Call	BB-	2,684,124
1,315	5.400%, 10/01/06	No Opt. Call	BB-	1,329,623

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 (Alternative Minimum Tax) - FSA Insured	No Opt. Call	AAA	2,580,609

1,170	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,167,859
	Louisiana - 0.6%

4,950	St. Charles Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Entergy Louisiana Inc., Series 1999A, 4.900%, 6/01/30 (Mandatory put 6/01/05)	No Opt. Call	Baa2	4,984,749
	Maine - 0.1%

845	Maine Educational Loan Marketing Corporation, Student Loan Revenue Refunding Bonds, Subordinate Series 1992A-2, 6.600%, 5/01/05 (Alternative Minimum Tax)	No Opt. Call	A2	847,704
	Maryland - 0.6%

1,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 5.850%, 12/01/05 (Alternative Minimum Tax)	No Opt. Call	A-	1,024,240

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	Baa1	549,490
1,755	5.000%, 8/15/10	No Opt. Call	Baa1	1,878,183

1,220	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.000%, 7/01/09	No Opt. Call	A	1,313,659
	Massachusetts - 6.2%

	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Issue E, Series 1997B:
830	5.250%, 7/01/06 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	840,649
1,165	5.350%, 7/01/07 (Alternative Minimum Tax) - AMBAC Insured	7/06 at 102.00	AAA	1,180,786

9,250	Massachusetts, General Obligation Refunding Bonds, Consolidated Loan, Series 2001C, 5.500%, 12/01/09	No Opt. Call	Aa2	10,293,863

3,175	Massachusetts, General Obligation Refunding Bonds, Series 1997A, 5.750%, 8/01/10 - AMBAC Insured	No Opt. Call	AAA	3,608,991

5,000	Massachusetts, Federal Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 - FSA Insured	12/10 at 100.00	Aaa	5,636,100

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 - MBIA Insured	No Opt. Call	AAA	5,537,200
5,000	5.625%, 1/01/12 - MBIA Insured	No Opt. Call	AAA	5,668,900

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA-	755,986

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 - RAAI Insured	No Opt. Call	AA	1,381,976
545	5.250%, 10/01/10 - RAAI Insured	No Opt. Call	AA	597,870
1,625	5.000%, 10/01/11 - RAAI Insured	No Opt. Call	AA	1,768,748

	Massachusetts Industrial Finance Agency, Resource Recovery Remarketed Revenue Refunding Bonds, Ogden Haverhill Project, Series 1992A:
2,000	4.850%, 12/01/05	No Opt. Call	BBB	2,018,860
2,970	4.950%, 12/01/06	No Opt. Call	BBB	3,025,301

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:

1,745	5.150%, 12/01/07 (Alternative Minimum Tax)	No Opt. Call	BBB	1,798,868
2,500	5.200%, 12/01/08 (Alternative Minimum Tax)	No Opt. Call	BBB	2,562,150

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/10 - FSA Insured	No Opt. Call	Aaa	5,497,550
	Michigan - 1.1%

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12	7/11 at 101.00	AA	2,230,780

1,282	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07	No Opt. Call	Baa2	1,292,926

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09	No Opt. Call	A1	2,124,280
3,000	5.500%, 3/01/13	No Opt. Call	A1	3,330,390
	Minnesota - 0.5%

3,725	University of Minnesota, Intermediate Term Financing Revenue Bonds, Series 2004A, 5.000%, 7/01/09	No Opt. Call	AA	4,065,577
	Mississippi - 1.0%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	A2	5,377,950

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB+	2,780,418
	Missouri - 0.4%

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997:
600	5.300%, 2/01/05	No Opt. Call	N/R	600,000
600	5.400%, 2/01/06	No Opt. Call	N/R	613,692
700	5.500%, 2/01/07	No Opt. Call	N/R	731,297

1,000	St. Louis, Missouri, Airport Revenue Bonds, Capital Improvement Program, Lambert-St. Louis International Airport, Series 1997B, 6.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	1,129,450
	Montana - 0.4%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	BBB+	3,180,510
	Nebraska - 0.7%

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003:
1,330	5.000%, 11/15/07	No Opt. Call	A2	1,412,633
1,725	5.000%, 11/15/08	No Opt. Call	A2	1,849,407
2,540	5.000%, 11/15/09	No Opt. Call	A2	2,744,318
	Nevada - 1.8%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
455	5.250%, 9/01/06	No Opt. Call	BBB+	470,811
670	5.500%, 9/01/07	No Opt. Call	BBB+	709,403
610	5.500%, 9/01/08	No Opt. Call	BBB+	652,602
685	5.500%, 9/01/09	No Opt. Call	BBB+	740,177
535	5.750%, 9/01/10	No Opt. Call	BBB+	587,724
970	6.000%, 9/01/13	9/12 at 101.00	BBB+	1,087,283

7,875	Clark County School District, Nevada, General Obligation Bonds, Series 2004D, 5.250%, 6/15/10 - MBIA Insured	No Opt. Call	AAA	8,747,393

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 - AMBAC Insured	No Opt. Call	AAA	2,212,740
	New Jersey - 3.3%

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
3,635	5.750%, 6/01/09 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,670,296
3,255	5.800%, 6/01/10 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,287,648
3,590	5.900%, 6/01/11 (Alternative Minimum Tax) - MBIA Insured	6/10 at 101.00	AAA	3,627,767

3,075	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System, Series 1998, 5.250%, 7/01/10 - FSA Insured	1/09 at 101.00	AAA	3,355,563

7,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/08	No Opt. Call	BBB	7,453,670

3,490	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.000%, 6/15/09	No Opt. Call	A+	3,780,159

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 - FGIC Insured	No Opt. Call	Aaa	2,918,790
	New Mexico - 1.3%

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa	2,177,375

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa	2,119,100

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	Aa3	2,888,643
3,505	4.900%, 8/01/11	No Opt. Call	Aa3	3,762,793
	New York - 11.0%

	Albany Housing Authority, Albany, New York, Limited Obligation Bonds, Series 1995:
1,000	5.600%, 10/01/05	No Opt. Call	A3	1,020,040
500	5.700%, 10/01/06	10/05 at 102.00	A3	519,130

700	Albany Housing Authority, Albany, New York, Limited Obligation Refunding Bonds, Series 1995, 5.850%, 10/01/07	10/05 at 102.00	A3	726,579

750	Jamestown, Chautauqua County, New York, Public Improvement Serial Bonds, Series 1991A, 7.000%, 3/15/05	No Opt. Call	Baa3	754,335

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 - FSA Insured	No Opt. Call	AAA	6,358,557

5,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003B, 5.000%, 11/15/10 - MBIA Insured	No Opt. Call	AAA	5,527,000

2,800	New York City, New York, General Obligation Bonds, Fiscal Series 1996I, 6.500%, 3/15/06	No Opt. Call	A	2,923,648

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	A	3,197,549
2,000	5.000%, 8/01/10	No Opt. Call	A	2,172,680

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	A	5,636,350

630	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 5.625%, 4/15/05	No Opt. Call	A	634,486

	New York City, New York, General Obligation Bonds, Fiscal Series 1996G:
100	5.750%, 2/01/06	No Opt. Call	A***	103,500
400	5.750%, 2/01/06	No Opt. Call	A	413,044

435	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996, 6.000%,7/01/06	7/06 at 102.00	Ba3	439,920

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1	1,091,301
1,040	5.500%, 7/01/13	No Opt. Call	Baa1	1,149,346

	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B:
1,990	7.500%, 5/15/11	No Opt. Call	AA-***	2,391,622
4,800	7.500%, 5/15/11	No Opt. Call	AA-	5,528,736

5,000	New York State Environmental Facilities Corporation, State Water Pollution Control Revolving Fund Revenue Bonds, New York City Municipal Water Finance Authority, Series 1997E, 6.000%, 6/15/10 - MBIA Insured	No Opt. Call	AAA	5,741,350

2,660	New York State Housing Finance Agency, Service Contract Revenue Bonds, Series 2003K, 4.000%, 9/15/08	No Opt. Call	AA-	2,768,980

4,350	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2002C, 5.750%, 7/01/13 (Optional put 7/01/05)	2/05 at 100.00	BBB-	4,353,393

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 - FSA Insured	No Opt. Call	AAA	5,462,520

8,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA-	8,868,400

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory put 11/15/13)	11/11 at 101.00	Baa1	1,608,600

2,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	2,119,000

3,035	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.000%, 12/01/05 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,121,467

895	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R	915,585

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	13,800,087

3,225	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA-	3,628,899
	North Carolina - 2.0%

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	BBB	4,380,760

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	BBB	7,563,290

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A3	4,955,625
	Ohio - 6.5%

2,585	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08	No Opt. Call	Baa1	2,694,113

335	Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Revenue Refunding Bonds, Rock and Roll Hall of Fame and Museum Project, Series 1997, 5.600%, 12/01/06	No Opt. Call	N/R***	353,391

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	Aa3	3,320,580
2,000	5.500%, 1/01/12	No Opt. Call	Aa3	2,227,540

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,248,494
845	5.500%, 8/15/12	No Opt. Call	A	928,393

530	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996C, 6.000%, 5/15/06	No Opt. Call	BBB+	552,128

4,900	Ohio, Higher Education Capital Facilities Appropriation Bonds, Series 2001-IIA, 5.500%, 12/01/08	No Opt. Call	AA	5,406,023

1,775	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2002B, 5.000%, 3/01/09	No Opt. Call	AA+	1,928,857

8,915	Ohio, General Obligation Refunding Bonds, Higher Education, Series 2002C, 5.500%, 11/01/12	No Opt. Call	AA+	10,251,358

7,300	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2004A-II, 5.000%, 8/01/10 - AMBAC Insured	No Opt. Call	AAA	8,041,826

960	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA-	997,565

6,000	Ohio Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2004B, 5.000%, 10/01/10 - MBIA Insured	No Opt. Call	AAA	6,610,980

5,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2004C, 5.000%, 10/01/10 - MBIA Insured	No Opt. Call	AAA	5,509,150

2,235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA	2,474,123

	Sandusky County, Ohio, Hospital Facilities Revenue Refunding Bonds, Memorial Hospital, Series 1998:
830	5.000%, 1/01/06	No Opt. Call	BBB-	838,715
450	5.050%, 1/01/07	No Opt. Call	BBB-	458,537
720	5.100%, 1/01/09	1/08 at 102.00	BBB-	734,551
	Oklahoma - 0.4%

1,965	Oklahoma State Industries Authority, Hospital Revenue Bonds, Deaconess Healthcare Corporation, Series 1997A, 5.250%, 10/01/07	No Opt. Call	BBB-	1,954,251

1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001A, 5.375%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/06)	6/07 at 100.00	B-	1,452,855
	Oregon - 3.3%

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2000A, 4.150%, 8/01/25 (Alternative Minimum Tax) (Mandatory put 5/01/09)	5/08 at 100.00	BBB	7,645,725

	Oregon Department of Administrative Services, Refunding Certificates of Participation, Series 2002B:
5,910	5.000%, 5/01/08 - MBIA Insured	No Opt. Call	AAA	6,338,593
1,250	5.000%, 5/01/09 - MBIA Insured	No Opt. Call	AAA	1,358,475

	Oregon Department of Administrative Services, Certificates of Participation, Series 2004C:
4,060	5.000%, 5/01/10 - FSA Insured	No Opt. Call	AAA	4,451,952
4,600	5.000%, 5/01/11 - FSA Insured	No Opt. Call	AAA	5,078,906

2,380	Portland, Oregon, Water System Revenue Bonds, Series 2004B, 5.000%, 10/01/09	No Opt. Call	Aa1	2,602,578
	Pennsylvania - 2.6%

2,000	Allegheny County, Pennsylvania, Greater Pittsburgh International Airport Revenue Refunding Bonds, Series 1999, 5.625%, 1/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	2,187,060

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
4,000	6.500%, 1/01/08	No Opt. Call	BBB	4,330,400
7,000	6.000%, 1/01/09	1/08 at 102.00	BBB	7,559,720

4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	7/05 at 101.00	BBB-	4,043,360

2,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 - MBIA Insured	No Opt. Call	AAA	2,757,235

610	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds, Cricket Court Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R	608,115
	South Carolina - 1.8%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,690	5.000%, 8/15/08	No Opt. Call	A-	1,788,848
1,400	5.000%, 8/15/09	No Opt. Call	A-	1,490,734
1,980	5.000%, 8/15/10	No Opt. Call	A-	2,110,779

7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA-	7,890,108

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A	1,472,711
	Tennessee - 3.1%

10,000	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/12 - MBIA Insured	No Opt. Call	AAA	11,086,000

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Blakeford at Green Hills, Series 1998:
400	5.150%, 7/01/05	No Opt. Call	N/R	401,516
400	5.250%, 7/01/06	7/05 at 100.00	N/R	401,252
500	5.300%, 7/01/07	7/05 at 100.00	N/R	501,295
500	5.350%, 7/01/08	7/05 at 100.00	N/R	501,150
500	5.400%, 7/01/09	7/05 at 100.00	N/R	500,965

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R	7,819,665

	Sullivan County Health, Educational, and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,645	5.750%, 9/01/08	No Opt. Call	BBB+	1,751,349
1,740	6.125%, 9/01/09	No Opt. Call	BBB+	1,895,051
1,350	6.250%, 9/01/10	No Opt. Call	BBB+	1,488,875
	Texas - 7.0%

4,330	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Company, Series 1995B, 5.050%, 6/01/30 (Alternative Minimum Tax) (Mandatory put 6/19/06)	No Opt. Call	BBB	4,451,327

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003A, 6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put 4/01/13)	No Opt. Call	BBB	4,655,120

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	3,291,835

3,180	Lower Colorado River Authority, Texas, Electric Revenue Bonds, Series 2004, 5.000%, 5/15/10 - AMBAC Insured	No Opt. Call	AAA	3,486,806

4,200	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Baylor Healthcare System, Series 2002, 5.500%, 5/15/08	No Opt. Call	AA-	4,520,292

5,200	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 5.000%, 10/01/09 - RAAI Insured	No Opt. Call	AA	5,586,204

4,235	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series 1999, 5.000%, 3/01/09 - FSA Insured	No Opt. Call	AAA	4,588,453

16,500	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds, Series 2003A, 5.000%, 12/15/08 - FSA Insured	No Opt. Call	AAA	17,872,635

2,805	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3	3,036,300

4,000	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)	No Opt. Call	Baa2	4,138,000

1,300	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2004C, 5.000%, 8/15/10	No Opt. Call	AAA	1,431,274

2,000	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2004D, 5.000%, 8/15/10	No Opt. Call	AAA	2,201,960
	Virgin Islands - 0.3%

2,070	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/06	No Opt. Call	N/R	2,139,469
	Virginia - 3.2%

2,850	Newport News Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue Refunding Bonds, Fredericksburg-Oxford Project, Series 1997A, 5.550%, 5/01/27 (Mandatory put 5/01/07)	5/05 at 102.00	AAA	2,927,976

2,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.000%, 8/15/06	No Opt. Call	BB	2,013,460

7,000	Southeastern Public Service Authority of Virginia, Senior Revenue Refunding Bonds, Series 1993A (Regional Solid Waste System), 5.250%, 7/01/10 - MBIA Insured	No Opt. Call	AAA	7,780,010

8,085	Virginia Port Authority, General Fund Revenue Bonds, Series 1998, 5.500%, 7/01/08 (Alternative Minimum Tax)	No Opt. Call	AA+	8,806,505

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	11/06 at 101.00	A3	5,286,450
	Washington - 2.6%

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 - XLCA Insured	No Opt. Call	AAA	6,744,660

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded to 10/01/09)	10/09 at 101.00	Aa3***	2,292,320

4,160	Seattle, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 1999, 5.500%, 8/01/07 - FSA Insured	No Opt. Call	AAA	4,447,872

3,000	Snohomish County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/05	No Opt. Call	A1	3,068,040

1,000	Snohomish County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2004, 5.000%, 12/01/09 - FSA Insured	No Opt. Call	AAA	1,091,440

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 - FSA Insured	No Opt. Call	AAA	3,961,405
	Wisconsin - 0.8%

1,350	Southeast Wisconsin Professional Baseball Park District, Junior Lien Sales Tax Revenue Refunding Bonds, Series 2001B, 5.500%, 12/15/08 - MBIA Insured	No Opt. Call	AAA	1,488,524

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09	No Opt. Call	N/R	1,042,920

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	A+	1,100,760

1,100	5.625%, 10/01/11	No Opt. Call	A+	1,218,542

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+	653,262
1,250	6.500%, 2/15/12	No Opt. Call	BBB+	1,416,125

$775,192	Total Long-Term Investments (cost $817,214,660) - 99.1%			834,033,749
	Short-Term Investments - 0.1%

1,000	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations, Series 2001A, 1.900%, 6/15/21 - FSA Insured †		A-1+	1,000,000

$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $818,214,660) - 99.2%			835,033,749

	Other Assets Less Liabilities - 0.8%			6,502,756

	Net Assets - 100%			$841,536,505

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was $817,742,088.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

Gross unrealized:
Appreciation	$21,377,110
Depreciation	(4,085,449)

Net unrealized appreciation of investments	$17,291,661

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Municipal Trust

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	March 31, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	March 31, 2005